UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116-5021
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2013

Date of reporting period: November 30, 2012

Item 1.    Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.65%

AGRICULTURE — 1.44%
Casa Grande SAA	1,044,862	$5,808,162

		5,808,162
BANKS — 22.73%
BBVA Banco Continental SA	3,679,666	8,694,931
Credicorp Ltd.	591,068	82,690,413

		91,385,344
BUILDING MATERIALS — 5.13%
Cementos Pacasmayo SAA	4,568,746	11,415,228
Union Andina de Cementos SAA	7,490,028	9,226,531

		20,641,759
DIVERSIFIED FINANCIAL SERVICES — 3.59%
Intergroup Financial Services Corp.	416,598	14,414,291

		14,414,291
ELECTRIC — 5.20%
Edegel SA	9,974,146	8,306,959
Empresa de Distribucion Electrica de Lima Norte SA	2,813,584	4,686,582
Luz del Sur SAA	2,383,992	7,932,787

		20,926,328
FOOD — 5.66%
Alicorp SA	5,821,816	18,086,757
Copeinca ASA	685,412	4,659,415

		22,746,172
HOLDING COMPANIES — DIVERSIFIED — 4.75%
Grana y Montero SAA	5,215,028	19,090,457

		19,090,457
IRON & STEEL — 1.01%
Corporacion Aceros Arequipa SA	11,167,342	4,066,357

		4,066,357
MACHINERY — 2.41%
Ferreycorp SAA	11,800,786	9,691,136

		9,691,136
MINING — 44.52%
Compania de Minas Buenaventura SA SP ADR	1,525,604	49,994,043
Compania Minera Atacocha SA Class Ba	20,547,515	1,910,286
Compania Minera Milpo SA	6,420,101	7,933,419
Hochschild Mining PLC	2,255,459	16,862,616
Minsur SA	13,103,713	10,355,055

Security	Shares	Value

Rio Alto Mining Ltd.[a]	2,444,273	$12,221,365
Sociedad Minera Cerro Verde SAa	324,688	12,338,144
Sociedad Minera el Brocal SA	26,331	370,256
Southern Copper Corp.	1,327,872	48,201,754
Volcan Compania Minera SAA Class B	19,652,977	18,804,127

		178,991,065
OIL & GAS — 2.21%
Maple Energy PLC[a]	4,123,028	4,576,561
Refineria la Pampilla SA	18,318,664	4,328,640

		8,905,201

TOTAL COMMON STOCKS
(Cost: $430,571,413)		396,666,272

SHORT-TERM INVESTMENTS — 1.08%

MONEY MARKET FUNDS — 1.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	4,318,486	4,318,486

		4,318,486

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,318,486)		4,318,486

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $434,889,899)		400,984,758
Other Assets, Less Liabilities — 0.27%		1,096,100

NET ASSETS — 100.00%		$402,080,858

SP ADR   —   Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

1

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 97.45%

ADVERTISING — 0.26%
STW Communications Group Ltd.	2,723	$3,196

		3,196
AGRICULTURE — 2.34%
Australian Agricultural Co. Ltd.[a]	2,192	2,904
GrainCorp Ltd. Class A	2,049	25,438

		28,342
APPAREL — 0.72%
Billabong International Ltd.	3,526	3,384
Pacific Brands Ltd.	8,701	5,401

		8,785
AUTO PARTS & EQUIPMENT — 0.53%
ARB Corp. Ltd.	576	6,436

		6,436
BANKS — 1.56%
Bank of Queensland Ltd.	2,579	18,888

		18,888
BIOTECHNOLOGY — 0.86%
Mesoblast Ltd.[a,b]	1,251	7,831
Starpharma Holdings Ltd.[a]	2,100	2,541

		10,372
BUILDING MATERIALS — 1.98%
Adelaide Brighton Ltd.	4,404	14,611
CSR Ltd.	4,693	9,449

		24,060
CHEMICALS — 1.81%
DuluxGroup Ltd.	3,349	12,229
Nufarm Ltd.	1,590	9,687

		21,916
COAL — 0.61%
Bandanna Energy Ltd.[a]	985	252
Bathurst Resources Ltd.[a]	5,466	1,967
Coalspur Mines Ltd.[a]	3,250	2,933
Cockatoo Coal Ltd.[a]	5,696	743
Guildford Coal Ltd.[a]	2,977	1,553

		7,448
COMMERCIAL SERVICES — 5.23%
Credit Corp. Group Ltd.	532	4,218

Security	Shares	Value

Emeco Holdings Ltd.	5,897	$3,168
Invocare Ltd.	1,013	9,437
Macquarie Atlas Roads Group[a]	3,687	6,154
McMillan Shakespeare Ltd.	481	6,674
Mermaid Marine Australia Ltd.	1,913	6,566
Navitas Ltd.	1,753	7,900
Programmed Maintenance Services Ltd.	1,049	2,107
Qube Logistics Holdings Ltd.	4,081	6,557
Silex Systems Ltd.[a]	1,113	3,658
Skilled Group Ltd.	1,308	3,138
Thorn Group Ltd.	1,968	3,850

		63,427
DISTRIBUTION & WHOLESALE — 0.15%
Alesco Corp. Ltd.	880	1,767

		1,767
DIVERSIFIED FINANCIAL SERVICES — 3.14%
BT Investment Management Ltd.	583	1,368
FlexiGroup Ltd.	1,549	6,189
IOOF Holdings Ltd.	1,591	10,822
Perpetual Ltd.	361	11,762
Platinum Asset Management Ltd.	2,014	7,879

		38,020
ELECTRIC — 3.86%
DUET Group	10,726	24,058
Energy World Corp. Ltd.[a,b]	7,926	2,770
Spark Infrastructure Group	11,701	19,959

		46,787
ENERGY — ALTERNATE SOURCES — 0.34%
Infigen Energy[a]	7,121	2,080
Linc Energy Ltd.[a]	2,851	2,052

		4,132
ENGINEERING & CONSTRUCTION — 7.06%
Boart Longyear Ltd.	4,276	6,402
Cardno Ltd.	1,167	7,244
Clough Ltd.	2,158	1,846
Decmil Group Ltd.	1,239	2,921
Downer EDI Ltd.[a]	4,200	15,467
Forge Group Ltd.	388	1,482
Macmahon Holdings Ltd.	5,521	1,555
Monadelphous Group Ltd.	804	18,260
NRW Holdings Ltd.	2,261	3,125
Sedgman Ltd.	980	971
Transfield Services Ltd.	4,730	8,389
UGL Ltd.	1,618	18,011

		85,673
ENTERTAINMENT — 1.33%
Ainsworth Game Technology Ltd.[a]	699	1,765
Aristocrat Leisure Ltd.	4,235	14,403

		16,168

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.50%
Transpacific Industries Group Ltd.[a]	8,077	$6,025

		6,025
FOOD — 1.25%
Goodman Fielder Ltd.[a]	19,350	13,525
Tassal Group Ltd.	1,094	1,621

		15,146
FOREST PRODUCTS & PAPER — 0.00%
Gunns Ltd.[a,b,c]	15,059	—

		—
GAS — 0.64%
Envestra Ltd.	8,204	7,703

		7,703
HEALTH CARE — SERVICES — 1.62%
Primary Health Care Ltd.	4,706	19,638

		19,638
HOME BUILDERS — 0.33%
Fleetwood Corp. Ltd.	435	4,048

		4,048
INSURANCE — 1.38%
Challenger Ltd.	4,813	16,720

		16,720
INTERNET — 4.94%
carsales.com Ltd.	1,764	14,133
iiNET Ltd.	1,209	5,461
Iress Ltd.	1,008	8,655
Seek Ltd.	2,939	20,942
SMS Management & Technology Ltd.	606	3,123
Webjet Ltd.	673	2,584
Wotif.com Holdings Ltd.	987	4,953

		59,851
IRON & STEEL — 4.84%
Arrium Ltd.	12,374	10,585
Atlas Iron Ltd.	7,633	11,029
BC Iron Ltd.	500	1,497
BlueScope Steel Ltd.[a]	32,893	18,187
Gindalbie Metals Ltd.[a,b]	7,576	2,331
Grange Resources Ltd.	3,233	776
Mount Gibson Iron Ltd.	6,739	4,535
Northern Iron Ltd.[a]	2,059	956
Sundance Resources Ltd.[a]	21,670	8,817

		58,713

Security	Shares	Value

MANUFACTURING — 3.31%
Ansell Ltd.	1,224	$19,793
Bradken Ltd.	1,576	7,662
G.U.D Holdings Ltd.	747	6,507
GWA Group Ltd.	2,133	3,783
Hills Industries Ltd.	1,979	1,858
Matrix Composites & Engineering Ltd.	360	580

		40,183
MEDIA — 3.30%
APN News & Media Ltd.	4,882	1,528
Fairfax Media Ltd.	22,364	11,316
SAI Global Ltd.	1,879	8,429
Seven West Media Ltd.	5,866	9,944
Southern Cross Media Group Ltd.	4,945	5,778
Ten Network Holdings Ltd.	8,056	3,068

		40,063
METAL FABRICATE & HARDWARE — 0.15%
Austin Engineering Ltd.	403	1,795

		1,795
MINING — 19.15%
Alkane Resources Ltd.[a]	2,783	2,032
Aquarius Platinum Ltd.[a]	3,900	2,909
Aquila Resources Ltd.[a,b]	1,681	4,069
Ausdrill Ltd.	2,436	5,464
Ausenco Ltd.	805	2,125
Beadell Resources Ltd.[a]	6,432	7,247
Cape Lambert Resources Ltd.[a]	4,466	1,048
Cudeco Ltd.[a]	1,210	5,516
Discovery Metals Ltd.[a]	3,471	5,993
Energy Resources of Australia Ltd.[a]	1,693	2,173
Evolution Mining Ltd.[a]	4,327	8,396
Focus Minerals Ltd.[a]	38,347	1,320
Gryphon Minerals Ltd.[a,b]	2,902	1,907
Independence Group NL	2,237	10,665
Indophil Resources NLa	8,683	2,129
Integra Mining Ltd.[a]	8,616	4,899
Intrepid Mines Ltd.[a,b]	4,392	1,375
Ivanhoe Australia Ltd.[a]	2,682	1,231
Jupiter Mines Ltd.[a]	3,684	384
Kingsgate Consolidated Ltd.	1,227	6,221
Kingsrose Mining Ltd.	1,496	1,436
Lynas Corp. Ltd.[a]	19,622	13,101
MACA Ltd.	820	1,839
Medusa Mining Ltd.	1,451	9,143
Metals X Ltd.[a]	7,494	1,055
Mincor Resources NL	1,761	1,920
Mineral Deposits Ltd.[a]	703	2,523
Mineral Resources Ltd.	1,186	10,356
Mirabela Nickel Ltd.[a]	6,048	2,839
Northern Star Resources Ltd.	3,338	4,719
OM Holdings Ltd.[a,b]	2,355	577
Paladin Energy Ltd.[a]	7,437	6,750
PanAust Ltd.	4,677	16,736
Panoramic Resources Ltd.	1,935	1,060
Papillon Resources Ltd.[a]	2,302	3,939
Perilya Ltd.[a]	3,686	1,058

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Perseus Mining Ltd.[a]	4,531	$11,061
Regis Resources Ltd.[a]	2,697	15,334
Resolute Mining Ltd.	6,221	12,039
Rex Minerals Ltd.[a]	1,148	814
Sandfire Resources NLa	920	7,890
Saracen Mineral Holdings Ltd.[a]	4,232	1,987
Silver Lake Resources Ltd.[a,b]	1,853	6,708
St Barbara Ltd.[a]	4,498	7,672
Tiger Resources Ltd.[a]	4,702	1,423
Troy Resources Ltd.	774	3,359
Western Areas NL	1,310	5,535
Western Desert Resources Ltd.[a]	2,994	2,218

		232,194
OIL & GAS — 6.51%
Aurora Oil and Gas Ltd.[a,b]	3,852	14,587
AWE Ltd.	5,275	7,154
Beach Energy Ltd.	12,091	18,164
Buru Energy Ltd.[a]	1,823	5,458
Drillsearch Energy Ltd.[a]	3,200	5,008
Horizon Oil Ltd.[a]	8,980	4,169
Karoon Gas Australia Ltd.[a]	1,777	9,084
Maverick Drilling & Exploration Ltd.[a]	1,650	1,549
Nexus Energy Ltd.[a]	10,535	1,484
Red Fork Energy Ltd.[a]	3,461	2,582
Roc Oil Co. Ltd.[a]	6,664	3,233
Senex Energy Ltd.[a]	8,912	6,415

		78,887
OIL & GAS SERVICES — 0.19%
Imdex Ltd.	2,052	2,366

		2,366
PHARMACEUTICALS — 1.27%
Acrux Ltd.	1,322	3,944
Pharmaxis Ltd.[a]	2,844	3,709
Sigma Pharmaceuticals Ltd.	11,011	7,754

		15,407
REAL ESTATE — 0.97%
FKP Property Group	12,337	2,510
REA Group Ltd.	495	9,280

		11,790
REAL ESTATE INVESTMENT TRUSTS — 7.94%
Abacus Property Group	2,349	5,024
Ardent Leisure Group	3,463	5,166
Aspen Group Ltd.	10,546	2,420
Astro Japan Property Trust	546	1,709
Australand Property Group	2,181	6,735
BWP Trust	3,887	8,637
Challenger Diversified Property Group	1,166	3,041
Charter Hall Group	2,015	6,622
Charter Hall Retail REIT	2,797	10,446
Commonwealth Property Office Fund	22,953	24,425
Investa Office Fund	6,122	18,522

Security	Shares	Value

Shopping Centres Australasia Property Group[a]	2,300	$3,479

		96,226
RETAIL — 5.41%
Automotive Holdings Group	1,583	4,987
Cash Converters International Ltd.	2,893	3,078
David Jones Ltd.	5,021	13,043
JB Hi-Fi Ltd.[b]	914	9,469
Myer Holdings Ltd.	5,840	13,221
OrotonGroup Ltd.	172	1,179
Premier Investments Ltd.	797	5,255
Reject Shop Ltd. (The)	219	3,473
Super Retail Group Ltd.	1,285	11,944

		65,649
SHIPBUILDING — 0.04%
Austal Ltd.	791	429

		429
SOFTWARE — 0.28%
UXC Ltd.	3,288	3,396

		3,396
TELECOMMUNICATIONS — 1.16%
Amcom Telecommunications Ltd.	2,428	3,369
M2 Telecommunications Group Ltd.	1,159	4,546
TPG Telecom Ltd.	2,562	6,201

		14,116
TRANSPORTATION — 0.49%
Cabcharge Australia Ltd.	1,013	4,090
Miclyn Express Offshore Ltd.	790	1,846

		5,936

TOTAL COMMON STOCKS
(Cost: $1,242,364)		1,181,698

INVESTMENT COMPANIES — 1.55%

HOLDING COMPANIES — DIVERSIFIED — 1.55%
Australian Infrastructure Fund	5,732	18,837

		18,837

TOTAL INVESTMENT COMPANIES
(Cost: $12,068)		18,837

PREFERRED STOCKS — 0.38%

FOREST PRODUCTS & PAPER — 0.00%
Gunns Ltd.[a,c]	22	—

		—

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 0.38%
Multiplex SITES Trust[a]	55	$4,632

		4,632

TOTAL PREFERRED STOCKS
(Cost: $5,248)		4,632

RIGHTS — 0.01%

OIL & GAS — 0.01%
Drillsearch Energy Ltd.[a]	320	67

		67

TOTAL RIGHTS
(Cost: $0)		67

SHORT-TERM INVESTMENTS — 5.16%

MONEY MARKET FUNDS — 5.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	58,245	58,245
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	4,129	4,129
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	229	229

		62,603

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,603)		62,603

TOTAL INVESTMENTS IN SECURITIES — 104.55%
(Cost: $1,322,283)		1,267,837
Other Assets, Less Liabilities — (4.55)%		(55,201)

NET ASSETS — 100.00%		$1,212,636

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

5

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 84.26%

AGRICULTURE — 1.34%
SLC Agricola SA	80,000	$669,787

		669,787
APPAREL — 2.10%
Grendene SA	148,000	1,049,326

		1,049,326
AUTO PARTS & EQUIPMENT — 5.19%
Autometal SA	60,000	505,429
Iochpe-Maxion SA	108,000	1,299,457
MAHLE Metal Leve SA	64,000	794,609

		2,599,495
BUILDING MATERIALS — 3.03%
Eternit SA	124,000	459,023
Magnesita Refratarios SA	284,000	1,055,297

		1,514,320
CHEMICALS — 0.25%
Fertilizantes Heringer SAa	28,005	124,114

		124,114
COMMERCIAL SERVICES — 13.99%
Abril Educacao SA Units	36,000	631,786
Companhia de Locacao das Americas	104,000	584,051
Estacio Participacoes SA	92,000	1,685,605
Mills Estruturas e Servicos de Engenharia SA	124,000	1,825,065
Santos Brasil Participacoes SA Units	76,000	960,314
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	72,010	1,314,297

		7,001,118
ELECTRIC — 1.42%
Equatorial Energia SA	88,000	710,408

		710,408
ENERGY — ALTERNATE SOURCES — 0.56%
Vanguarda Agro SAa	1,660,000	279,671

		279,671
ENTERTAINMENT — 0.49%
T4F Entretenimento SA	52,000	247,005

		247,005
FOOD — 4.65%
Marfrig Alimentos SAa	224,000	1,216,024

Security	Shares	Value

Minerva SA	60,000	$301,572
Sao Martinho SA	72,000	811,045

		2,328,641
HEALTH CARE — SERVICES — 1.89%
Fleury SA	88,000	947,211

		947,211
HOLDING COMPANIES — DIVERSIFIED — 0.93%
IdeiasNet SAa	3,900	3,249
TPI - Triunfo Participacoes e Investimentos SA	84,000	459,940

		463,189
HOME BUILDERS — 5.78%
Brookfield Incorporacoes SA	360,000	555,971
Brookfield Incorporacoes SA BDR[a]	113,089	174,651
Even Construtora e Incorporadora SA	264,000	1,063,759
Rossi Residencial SAa	272,000	519,356
Tecnisa SA	168,000	578,660

		2,892,397
HOME FURNISHINGS — 1.21%
UNICASA Industria de Moveis SAa	108,000	606,514

		606,514
HOUSEHOLD PRODUCTS & WARES — 1.17%
Technos SA	52,000	583,808

		583,808
INSURANCE — 1.87%
Brasil Insurance Participacoes e Administracao SA	84,000	695,807
Tempo Participacoes SAa	140,000	238,487

		934,294
INTERNET — 1.66%
B2W Companhia Global do Varejo[a]	116,000	830,588

		830,588
IRON & STEEL — 1.01%
MMX Mineracao e Metalicos SAa	308,000	507,375

		507,375
MACHINERY — 0.28%
Industrias Romi SAa	60,000	137,589

		137,589
MANUFACTURING — 0.31%
Companhia Providencia Industria e Comercio SA	40,000	153,501

		153,501

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

MINING — 1.00%
Paranapanema SAa	264,000	$501,610

		501,610
OIL & GAS — 2.15%
HRT Participacoes em Petroleo SAa	432,000	1,031,074
Refinaria de Petroleos Manguinhos SAa	312,000	45,264

		1,076,338
PHARMACEUTICALS — 2.93%
Brazil Pharma SA	210,000	1,302,181
Profarma Distribuidora de Produtos Farmaceuticos SA	24,000	165,106

		1,467,287
REAL ESTATE — 18.38%
Aliansce Shopping Centers SA	136,000	1,390,678
Brasil Brokers Participacoes SA	204,000	613,871
EZ TEC Empreendimentos e Participacoes SA	84,000	1,015,013
Gafisa SAa	704,000	1,387,046
General Shopping Brasil SAa	36,000	171,677
Helbor Empreendimentos SA	160,000	861,101
Iguatemi Empresa de Shopping Centers SA	104,000	1,264,957
JHSF Participacoes SA	140,000	564,770
LPS Brasil - Consultoria de Imoveis SA	52,000	948,596
Rodobens Negocios Imobiliarios SA	40,000	237,739
Sonae Sierra Brasil SA	44,000	628,042
Viver Incorporadora e Construtora SAa	233,305	98,266
Viver Incorporadora e Construtora SA BDR[a]	42,761	18,010

		9,199,766
RETAIL — 6.63%
Arezzo Industria e Comercio SA	72,000	1,246,724
International Meal Co. Holdings SA	68,000	785,717
Magazine Luiza SA	108,000	568,607
Positivo Informatica SAa	40,000	92,288
Restoque Comercio e Confeccoes de Roupas SA	152,000	625,983

		3,319,319
TRANSPORTATION — 4.04%
Julio Simoes Logistica SA	104,000	613,254
LLX Logistica SAa	568,000	574,167
Log-in Logistica Intermodal SAa	80,000	292,025
Tegma Gestao Logistica SA	36,000	543,336

		2,022,782
TOTAL COMMON STOCKS
(Cost: $41,850,689)		42,167,453

PREFERRED STOCKS — 14.54%

AIRLINES — 1.57%
GOL Linhas Aereas Inteligentes SA	164,000	786,690

		786,690

Security	Shares	Value

AUTO PARTS & EQUIPMENT — 2.26%
Randon Implementos e Participacoes SA	212,000	$1,131,037

		1,131,037
BANKS — 4.54%
Banco ABC Brasil SA	87,189	510,044
Banco Daycoval SA	96,000	426,806
Banco Industrial e Comercial SA	116,045	336,709
Banco Panamericano SA	236,076	513,737
Banco Pine SA	40,003	246,930
Parana Banco SA	36,000	235,867

		2,270,093
BUILDING MATERIALS — 0.63%
Eucatex SA Industria e Comercio	80,000	314,489

		314,489
CHEMICALS — 0.32%
Unipar Participacoes SA Class B	824,011	161,964

		161,964
COMMERCIAL SERVICES — 1.28%
Contax Participacoes SA	60,000	640,210

		640,210
ELECTRIC — 1.96%
Centrais Eletricas Santa Catarina SA	32,000	393,860
Companhia Energetica do Ceara Class A	36,000	585,118

		978,978
IRON & STEEL — 0.70%
Companhia de Ferro Ligas da Bahia-Ferbasa	72,010	350,479

		350,479
MANUFACTURING — 0.46%
Forjas Taurus SA	156,018	232,917

		232,917
MEDIA — 0.82%
Saraiva Livreiros Editores SA	32,000	411,831

		411,831

TOTAL PREFERRED STOCKS
(Cost: $8,700,979)		7,278,688

RIGHTS — 0.06%

ENERGY — ALTERNATE SOURCES — 0.04%
Vanguarda Agro SAa	893,047	20,897

		20,897

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

HOME BUILDERS — 0.02%
Rossi Residencial SAa	165,110	$6,954

		6,954

TOTAL RIGHTS
(Cost: $0)		27,851

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	8,205	8,205

		8,205

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,205)		8,205

TOTAL INVESTMENTS IN SECURITIES — 98.88%
(Cost: $50,559,873)		49,482,197
Other Assets, Less Liabilities — 1.12%		562,770

NET ASSETS — 100.00%		$50,044,967

BDR  —  Brazilian Depository Receipt

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

8

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

ADVERTISING — 1.19%
Aimia Inc.	3,781	$56,143

		56,143
AUTO PARTS & EQUIPMENT — 1.08%
Linamar Corp.	1,066	23,158
Westport Innovations Inc.[a,b]	1,027	27,501

		50,659
BANKS — 2.51%
Canadian Western Bank	1,719	50,358
Home Capital Group Inc.	725	39,631
Laurentian Bank of Canada	617	27,957

		117,946
BEVERAGES — 0.38%
Cott Corp.[a]	2,090	17,926

		17,926
BUILDING MATERIALS — 0.25%
Norbord Inc.[a]	479	11,722

		11,722
CHEMICALS — 1.78%
Canexus Corp.	2,675	21,274
Methanex Corp.	2,061	62,368

		83,642
COAL — 0.07%
SouthGobi Resources Ltd.[a]	1,754	3,461

		3,461
COMMERCIAL SERVICES — 3.72%
Black Diamond Group Ltd.	811	16,998
Davis & Henderson Corp.	1,301	27,975
EnerCare Inc.	1,271	11,157
FirstService Corp.[a]	599	17,258
MacDonald Dettwiler & Associates Ltd.	700	36,975
Morneau Shepell Inc.	993	12,866
Stantec Inc.	1,005	37,697
Transcontinental Inc. Class A	1,449	13,960

		174,886
COMPUTERS — 0.08%
Sandvine Corp.[a]	3,044	3,892

		3,892

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.26%
AGF Management Ltd. Class B	1,735	$15,423
Alaris Royalty Corp.	415	9,897
Canaccord Financial Inc.	1,908	9,854
Dundee Corp. Class Aa	911	23,606
Element Financial Corp.[a]	1,817	11,249
Gluskin Sheff + Associates Inc.	372	5,232
GMP Capital Inc.	1,227	6,238
Sprott Inc.	1,126	4,205
TMX Group Ltd.	413	20,497

		106,201
ELECTRIC — 4.01%
Algonquin Power & Utilities Corp.	3,329	22,588
ATCO Ltd. Class I NVS	836	64,088
Atlantic Power Corp.	2,616	30,733
Boralex Inc. Class Aa	466	4,269
Capital Power Corp.	1,529	33,601
Northland Power Inc.	1,774	33,539

		188,818
ELECTRONICS — 0.65%
Celestica Inc.[a]	4,148	30,692

		30,692
ENERGY — ALTERNATE SOURCES — 0.92%
Alterra Power Corp.[a]	7,196	2,970
Capstone Infrastructure Corp.	1,591	6,390
Innergex Renewable Energy Inc.	2,046	21,730
Uranium Participation Corp.[a]	2,328	11,929

		43,019
ENGINEERING & CONSTRUCTION — 0.96%
Aecon Group Inc.	1,226	13,107
Bird Construction Inc.	880	12,252
Churchill Corp.	462	3,786
Genivar Inc.	779	16,155

		45,300
ENTERTAINMENT — 1.12%
Cineplex Inc.	1,359	42,753
Great Canadian Gaming Corp.[a]	1,062	10,103

		52,856
ENVIRONMENTAL CONTROL — 1.46%
Newalta Corp.	1,061	16,406
Progressive Waste Solutions Ltd.	2,529	52,446

		68,852
FOOD — 1.28%
Alliance Grain Traders Inc.	355	4,056
Maple Leaf Foods Inc.	2,153	23,842
North West Co. Inc. (The)	1,062	25,220
Premium Brands Holdings Corp.	394	6,981

		60,099

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

FOREST PRODUCTS & PAPER — 2.07%
Canfor Corp.[a]	2,038	$30,262
Canfor Pulp Products Inc.	782	6,456
Cascades Inc.	1,458	6,091
Fortress Paper Ltd. Class Aa	274	1,972
West Fraser Timber Co. Ltd.	749	52,532

		97,313
GAS — 2.92%
Enbridge Income Fund Holdings Inc.	698	16,196
Just Energy Group Inc.	3,061	27,025
Keyera Corp.	1,693	81,109
Valener Inc.	825	13,214

		137,544
HEALTH CARE — SERVICES — 0.92%
CML HealthCare Inc.	1,973	12,950
Extendicare Inc.	1,864	13,905
Leisureworld Senior Care Corp.	640	7,905
Medical Facilities Corp.	621	8,659

		43,419
HOLDING COMPANIES — DIVERSIFIED — 0.76%
Exchange Income Corp.	88	2,535
Sherritt International Corp.	6,521	33,414

		35,949
HOME FURNISHINGS — 0.45%
Dorel Industries Inc. Class B	566	20,991

		20,991
INSURANCE — 0.38%
Genworth MI Canada Inc.	868	18,044

		18,044
IRON & STEEL — 0.78%
Russel Metals Inc.	1,321	36,677

		36,677
MACHINERY — 1.57%
AG Growth International Inc.	276	8,872
ATS Automation Tooling Systems Inc.[a]	1,922	16,447
Toromont Industries Ltd.	1,675	32,864
Wajax Corp.	368	15,874

		74,057
MEDIA — 3.08%
Astral Media Inc. Class A	1,167	53,748
Cogeco Cable Inc.	364	13,774
Corus Entertainment Inc. Class B	1,764	40,595
Quebecor Inc. Class B	960	36,579

		144,696

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.27%
Martinrea International Inc.[a]	1,635	$12,657

		12,657
MINING — 23.26%
5N Plus Inc.[a,b]	1,175	3,312
Alacer Gold Corp.[a]	5,040	22,933
Alamos Gold Inc.	2,632	49,548
Alexco Resource Corp.[a]	1,283	4,805
Argonaut Gold Inc.[a,b]	2,033	19,668
Augusta Resource Corp.[a]	2,079	5,149
AuRico Gold Inc.[a]	6,191	48,925
Aurizon Mines Ltd.[a]	3,611	13,159
Avalon Rare Metals Inc.[a]	2,304	3,154
B2Gold Corp.[a]	7,786	27,120
Banro Corp.[a]	4,407	14,685
Belo Sun Mining Corp.[a]	5,814	10,067
Capstone Mining Corp.[a]	6,698	15,036
China Gold International Resources Corp. Ltd.[a]	3,481	13,842
Colossus Minerals Inc.[a]	2,327	9,956
Continental Gold Ltd.[a]	1,901	17,855
Copper Mountain Mining Corp.[a]	2,163	8,166
Denison Mines Corp.[a]	7,181	7,952
Detour Gold Corp.[a]	2,474	61,268
Dundee Precious Metals Inc.[a]	2,202	18,598
Eastern Platinum Ltd.[a]	19,700	2,479
Endeavour Mining Corp.[a]	8,502	17,974
Endeavour Silver Corp.[a]	2,174	18,909
First Majestic Silver Corp.[a]	2,534	58,392
Fortuna Silver Mines Inc.[a]	2,751	12,712
Gabriel Resources Ltd.[a]	6,260	15,503
Golden Star Resources Ltd.[a,b]	5,685	10,416
Great Basin Gold Ltd.[a,c]	12,281	—
Guyana Goldfields Inc.[a,b]	1,972	6,095
HudBay Minerals Inc.	3,777	36,540
Imperial Metals Corp.[a]	979	12,438
International Tower Hill Mines Ltd.[a]	1,885	4,061
Katanga Mining Ltd.[a]	12,695	8,179
Keegan Resources Inc.[a]	1,636	6,456
Kirkland Lake Gold Inc.[a,b]	1,385	12,046
Lake Shore Gold Corp.[a,b]	8,773	6,094
Lundin Mining Corp.[a]	11,521	59,034
MAG Silver Corp.[a]	969	9,345
Major Drilling Group International	1,738	16,097
Midas Gold Corp.[a]	1,597	3,826
Nevsun Resources Ltd.	4,380	17,770
NGEx Resources Inc.[a]	2,929	8,964
North American Palladium Ltd.[a,b]	3,405	4,936
Northern Dynasty Minerals Ltd.[a]	1,555	5,322
Novagold Resources Inc.[a,b]	4,910	21,897
OceanaGold Corp.[a]	5,776	19,363
Orbite Aluminae Inc.[a]	3,943	11,194
Premier Gold Mines Ltd.[a]	3,252	14,077
Pretium Resources Inc.[a]	1,567	21,217
Primero Mining Corp.[a]	1,481	9,721
Queenston Mining Inc.[a]	1,486	7,300
Rainy River Resources Ltd.[a]	2,188	11,256
Romarco Minerals Inc.[a]	12,833	12,660

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Rubicon Minerals Corp.[a,b]	6,315	$18,754
Sabina Gold & Silver Corp.[a]	3,259	9,022
San Gold Corp.[a,b]	7,063	5,973
Seabridge Gold Inc.[a]	714	10,861
SEMAFO Inc.	6,000	20,959
Silver Standard Resources Inc.[a]	1,773	23,971
Silvercorp Metals Inc.	3,749	20,682
Tahoe Resources Inc.[a]	1,914	34,085
Tanzanian Royalty Exploration Corp.[a]	2,095	9,807
Taseko Mines Ltd.[a]	4,195	11,740
Thompson Creek Metals Co. Inc.[a,b]	3,692	10,927
Timmins Gold Corp.[a]	2,816	9,128
Torex Gold Resources Inc.[a]	12,940	27,356
Uranium One Inc.[a]	10,511	20,210
Veris Gold Corp.[a]	1,455	3,515

		1,094,461
OIL & GAS — 15.45%
Advantage Oil & Gas Ltd.[a]	3,671	12,195
Angle Energy Inc.[a]	1,668	5,625
Bankers Petroleum Ltd.[a]	5,555	14,707
Bellatrix Exploration Ltd.[a]	2,361	9,579
Birchcliff Energy Ltd.[a,b]	2,175	17,166
BlackPearl Resources Inc.[a]	6,266	19,807
Bonterra Energy Corp.	348	15,422
C&C Energia Ltd.[a]	904	7,836
Canacol Energy Ltd.[a]	13,821	3,965
Celtic Exploration Ltd.[a]	1,972	51,873
Cequence Energy Ltd.[a]	2,691	4,172
Connacher Oil and Gas Ltd.[a]	10,085	2,893
Crew Energy Inc.[a]	2,256	15,353
DeeThree Exploration Ltd.[a]	1,392	8,730
Ensign Energy Services Inc.	2,860	41,488
Fairborne Energy Ltd.[a]	1,815	2,430
Freehold Royalties Ltd.	1,081	22,951
Ithaca Energy Inc.[a]	5,696	11,927
Legacy Oil & Gas Inc. Class Aa	2,833	19,907
Long Run Exploration Ltd.[a]	1,933	8,737
Longview Oil Corp.	571	3,455
Niko Resources Ltd.	1,074	9,028
NuVista Energy Ltd.[a]	1,748	9,696
Pace Oil & Gas Ltd.[a]	1,052	3,251
Paramount Resources Ltd. Class Aa	1,034	35,912
Parex Resources Inc.[a]	2,381	13,135
Parkland Fuel Corp.	1,463	25,995
PetroBakken Energy Ltd. Class Ab	1,650	17,823
Petrobank Energy and Resources Ltd.[a]	2,078	25,751
Petrominerales Ltd.	1,983	15,232
Peyto Exploration & Development Corp.	3,002	75,190
Precision Drilling Corp.[a]	5,150	38,573
Secure Energy Services Inc.[a]	2,277	22,991
Southern Pacific Resource Corp.[a]	8,637	11,303
Spartan Oil Corp.[a]	1,648	7,714
Sprott Resource Corp.[a]	1,908	6,896
Surge Energy Inc.[a]	1,561	8,627
Tag Oil Ltd.[a]	1,169	7,249
TransGlobe Energy Corp.[a]	1,612	16,666
Trilogy Energy Corp.	1,196	34,483
Twin Butte Energy Ltd.	4,517	13,051
Whitecap Resources Inc.[a]	2,652	22,933
Zargon Oil & Gas Ltd.	627	5,050

		726,767

Security	Shares	Value

OIL & GAS SERVICES — 5.79%
Calfrac Well Services Ltd.	734	$17,143
Canadian Energy Services & Technology Corp.	1,040	11,213
Canyon Services Group Inc.	1,075	10,789
Enerflex Ltd.	1,704	19,007
Mullen Group Ltd.	1,781	38,189
Pason Systems Inc.	1,440	24,165
Poseidon Concepts Corp.[b]	1,627	6,519
Savanna Energy Services Corp.	1,860	12,489
ShawCor Ltd. Class A	1,261	58,255
Total Energy Services Inc.	643	8,972
Trican Well Service Ltd.	3,216	39,757
Trinidad Drilling Ltd.	2,654	18,008
Western Energy Services Corp.	1,171	7,839

		272,345
PHARMACEUTICALS — 0.40%
Atrium Innovations Inc.[a]	587	6,796
Paladin Labs Inc.[a]	291	11,943

		18,739
PIPELINES — 3.94%
AltaGas Ltd.	2,290	79,626
Gibson Energy Inc.	2,204	50,721
Veresen Inc.	4,311	55,029

		185,376
REAL ESTATE — 1.12%
First Capital Realty Inc.	1,988	36,924
Killam Properties Inc.	1,043	12,621
Mainstreet Equity Corp.[a]	102	3,319

		52,864
REAL ESTATE INVESTMENT TRUSTS — 7.09%
Allied Properties Real Estate Investment Trust	645	20,324
Artis Real Estate Investment Trust	1,183	18,638
Boardwalk Real Estate Investment Trust	515	33,419
Calloway Real Estate Investment Trust	1,176	33,503
Canadian Apartment Properties Real Estate Investment Trust	1,006	24,245
Canadian Real Estate Investment Trust	746	31,219
Chartwell Seniors Housing Real Estate Investment Trust	1,836	19,056
Cominar Real Estate Investment Trust	1,326	29,300
Crombie Real Estate Investment Trust	534	7,983
Dundee International Real Estate Investment Trust	569	5,894
Dundee Real Estate Investment Trust	1,040	37,900
Granite Real Estate Inc.	503	18,629
InnVest Real Estate Investment Trust	1,024	4,464
Morguard Real Estate Investment Trust	628	11,430
Northern Property Real Estate Investment Trust	340	10,508
NorthWest Healthcare Properties Real Estate Investment Trust	385	4,899
Primaris Retail Real Estate Investment Trust	958	22,124

		333,535
RETAIL — 2.99%
Brick Ltd. (The)	1,173	6,318
Harry Winston Diamond Corp.[a]	1,678	23,919

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Jean Coutu Group PJC Inc. (The) Class A	2,039	$29,784
Liquor Stores N.A. Ltd.	450	8,372
Reitmans Canada Ltd. Class A	1,088	12,924
RONA Inc.	2,666	28,556
Sears Canada Inc.[a,b]	553	6,207
Superior Plus Corp.	2,462	24,785

		140,865
SEMICONDUCTORS — 0.29%
Wi-Lan Inc.	2,664	13,490

		13,490
STORAGE & WAREHOUSING — 0.51%
Westshore Terminals Investment Corp.	798	23,787

		23,787
TELECOMMUNICATIONS — 1.21%
EXFO Inc.[a]	572	2,580
Manitoba Telecom Services Inc.	1,465	49,465
Sierra Wireless Inc.[a]	604	4,670

		56,715
TRANSPORTATION — 0.85%
Student Transportation Inc.[b]	1,493	9,394
TransForce Inc.	1,681	30,782

		40,176

TOTAL COMMON STOCKS
(Cost: $4,985,875)		4,696,581

SHORT-TERM INVESTMENTS — 3.52%

MONEY MARKET FUNDS — 3.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%[d,e,f]	153,673	153,673
BlackRock Cash Funds: Prime, SL Agency Shares
0.27%[d,e,f]	10,894	10,894

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	1,137	$1,137

		165,704

TOTAL SHORT-TERM INVESTMENTS
(Cost: $165,704)		165,704

TOTAL INVESTMENTS IN SECURITIES — 103.34%
(Cost: $5,151,579)		4,862,285
Other Assets, Less Liabilities — (3.34)%		(157,349)

NET ASSETS — 100.00%		$4,704,936

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

12

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 0.11%
AviChina Industry & Technology Co. Ltd. Class H	1,984,000	$857,594

		857,594
AGRICULTURE — 0.14%
China Agri-Industries Holdings Ltd.	1,815,000	1,028,103

		1,028,103
AIRLINES — 0.28%
Air China Ltd. Class H	1,776,000	1,189,340
China Southern Airlines Co. Ltd. Class H	1,986,000	886,647

		2,075,987
AUTO MANUFACTURERS — 2.31%
Brilliance China Automotive Holdings Ltd.[a]	2,640,000	3,212,263
BYD Co. Ltd. Class Ha,b	578,000	1,482,654
Dah Chong Hong Holdings Ltd.[b]	830,000	854,627
Dongfeng Motor Group Co. Ltd. Class H	2,970,000	4,177,134
Geely Automobile Holdings Ltd.	4,150,000	1,959,858
Great Wall Motor Co. Ltd. Class H	1,155,000	3,777,944
Guangzhou Automobile Group Co. Ltd. Class H	2,312,000	1,882,403

		17,346,883
AUTO PARTS & EQUIPMENT — 0.28%
Weichai Power Co. Ltd. Class Hb	549,000	2,064,935

		2,064,935
BANKS — 24.15%
Agricultural Bank of China Ltd. Class H	23,760,000	10,423,675
Bank of China Ltd. Class H	83,490,000	35,227,166
Bank of Communications Co. Ltd. Class H	7,924,200	5,807,634
China CITIC Bank Corp. Ltd. Class H	8,250,800	4,258,450
China Construction Bank Corp. Class H	80,025,000	61,334,895
China Merchants Bank Co. Ltd. Class H	4,372,500	8,372,578
China Minsheng Banking Corp. Ltd. Class H	5,775,000	5,663,189
Chongqing Rural Commercial Bank Co. Ltd. Class H	2,640,000	1,212,689
Industrial and Commercial Bank of China Ltd. Class H	72,270,000	48,770,279

		181,070,555
BEVERAGES — 0.25%
Tsingtao Brewery Co. Ltd. Class H	330,000	1,856,504

		1,856,504
BUILDING MATERIALS — 1.70%
Anhui Conch Cement Co. Ltd. Class H	1,402,500	4,668,938
BBMG Corp. Class H	1,237,500	1,047,477
China National Building Material Co. Ltd. Class H	3,300,000	4,309,133
China Resources Cement Holdings Ltd.[b]	1,986,000	1,247,969
China Shanshui Cement Group Ltd.	1,980,000	1,351,501

Security	Shares	Value

CSG Holding Co. Ltd. Class B	222,200	$110,669

		12,735,687
CHEMICALS — 0.80%
China BlueChemical Ltd. Class H	1,986,000	1,240,281
Huabao International Holdings Ltd.[b]	2,310,000	1,043,219
Kingboard Chemical Holdings Co. Ltd.	660,000	1,958,697
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,640,000	769,853
Yingde Gases Group Co. Ltd.[b]	990,000	982,329

		5,994,379
COAL — 3.82%
China Coal Energy Co. Class H	4,620,000	4,661,699
China Shenhua Energy Co. Ltd. Class H	3,795,000	15,547,158
Inner Mongolia Yitai Coal Co. Ltd. Class B	654,217	3,645,297
Shougang Fushan Resources Group Ltd.[b]	3,300,000	1,230,573
Yanzhou Coal Mining Co. Ltd. Class H	2,310,000	3,535,022

		28,619,749
COMMERCIAL SERVICES — 0.33%
Jiangsu Expressway Co. Ltd. Class H	1,334,000	1,192,846
Zhejiang Expressway Co. Ltd. Class H	1,660,000	1,265,876

		2,458,722
COMPUTERS — 0.87%
Lenovo Group Ltd.[b]	6,930,000	6,527,571

		6,527,571
DIVERSIFIED FINANCIAL SERVICES — 1.13%
China Everbright Ltd.[b]	992,000	1,431,031
CITIC Securities Co. Ltd. Class Hb	1,155,000	2,172,876
COSCO Pacific Ltd.[b]	1,980,000	2,794,976
Far East Horizon Ltd.	1,485,000	1,040,451
Haitong Securities Co. Ltd. Class Ha	792,000	1,032,148

		8,471,482
ELECTRIC — 1.16%
China Resources Power Holdings Co. Ltd.	1,980,000	4,440,281
Datang International Power Generation Co. Ltd. Class H	3,300,000	1,158,186
Huaneng Power International Inc. Class H	3,630,000	3,077,284

		8,675,751
ELECTRICAL COMPONENTS & EQUIPMENT — 0.28%
Dongfang Electric Corp. Ltd. Class H	363,000	618,267
Zhuzhou CSR Times Electric Co. Ltd. Class H	496,000	1,503,990

		2,122,257
ENERGY — ALTERNATE SOURCES — 0.41%
China Longyuan Power Group Corp. Ltd. Class H	2,475,000	1,635,086
GCL-Poly Energy Holdings Ltd.[b]	8,417,000	1,401,014

		3,036,100
ENGINEERING & CONSTRUCTION — 1.79%
Beijing Capital International Airport Co. Ltd. Class H	1,986,000	1,422,223

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

November 30, 2012

Security	Shares	Value

China Communications Construction Co. Ltd. Class H	4,950,000	$4,509,261
China Railway Construction Corp. Ltd. Class H	2,145,000	2,391,314
China Railway Group Ltd. Class H	4,455,000	2,592,506
China State Construction International Holdings Ltd.	1,980,000	2,501,171

		13,416,475
FOOD — 2.93%
China Foods Ltd.	990,000	1,000,213
China Mengniu Dairy Co. Ltd.[b]	1,320,000	3,695,976
Tingyi (Cayman Islands) Holding Corp.[b]	2,096,000	6,125,689
Uni-President China Holdings Ltd.	1,156,000	1,515,469
Want Want China Holdings Ltd.[b]	6,600,000	9,640,196

		21,977,543
FOREST PRODUCTS & PAPER — 0.35%
Lee & Man Paper Manufacturing Ltd.[b]	2,145,000	1,289,759
Nine Dragons Paper (Holdings) Ltd.[b]	1,815,000	1,330,211

		2,619,970
GAS — 1.15%
Beijing Enterprises Holdings Ltd.[b]	577,500	3,722,057
China Resources Gas Group Ltd.	660,000	1,423,888
ENN Energy Holdings Ltd.[b]	780,000	3,512,493

		8,658,438
HEALTH CARE — PRODUCTS — 1.27%
Hengan International Group Co. Ltd.[b]	825,000	7,451,565
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,984,000	2,050,547

		9,502,112
HOLDING COMPANIES — DIVERSIFIED — 0.53%
China Merchants Holdings (International) Co. Ltd.[b]	1,320,000	4,002,555

		4,002,555
HOME FURNISHINGS — 0.18%
Haier Electronics Group Co. Ltd.[a]	990,000	1,359,165

		1,359,165
INSURANCE — 7.18%
China Life Insurance Co. Ltd. Class H	8,250,000	24,324,037
China Pacific Insurance (Group) Co. Ltd. Class H	2,607,000	8,544,177
China Taiping Insurance Holdings Co. Ltd.[a,b]	924,000	1,535,619
PICC Property and Casualty Co. Ltd. Class H	2,971,200	3,822,280
Ping An Insurance (Group) Co. of China Ltd. Class H	2,062,500	15,608,367

		53,834,480
INTERNET — 4.89%
Tencent Holdings Ltd.	1,122,000	36,656,589

		36,656,589
IRON & STEEL — 0.33%
Angang Steel Co. Ltd. Class Ha,b	1,320,000	831,169

Security	Shares	Value

CITIC Pacific Ltd.[b]	1,320,000	$1,667,447

		2,498,616
MACHINERY — 0.65%
CSR Corp Ltd. Class Hb	2,145,000	1,812,860
Shanghai Electric Group Co. Ltd. Class H	2,970,000	1,168,831
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	1,487,160	1,913,147

		4,894,838
MANUFACTURING — 0.24%
China International Marine Containers (Group) Co. Ltd. Class B	640,000	801,027
Fosun International Ltd.	1,732,500	1,026,081

		1,827,108
MINING — 1.43%
Aluminum Corp. of China Ltd. Class Ha,b	4,290,000	1,826,698
Jiangxi Copper Co. Ltd. Class H	1,485,000	3,813,072
MMG Ltd.[a]	1,984,000	773,115
Zhaojin Mining Industry Co. Ltd. Class H	990,000	1,678,518
Zijin Mining Group Co. Ltd. Class Hb	6,600,000	2,657,015

		10,748,418
OIL & GAS — 13.48%
China Petroleum & Chemical Corp. Class H	18,810,000	19,950,607
CNOOC Ltd.	19,800,000	42,358,952
Kunlun Energy Co. Ltd.[b]	3,630,000	7,391,101
PetroChina Co. Ltd. Class H	23,430,000	31,380,881

		101,081,541
OIL & GAS SERVICES — 0.44%
China Oilfield Services Ltd. Class H	1,650,000	3,295,721

		3,295,721
PHARMACEUTICALS — 0.46%
Sihuan Pharmaceutical Holdings Group Ltd.[b]	1,980,000	814,988
Sinopharm Group Co. Ltd. Class Hb	858,000	2,662,551

		3,477,539
PIPELINES — 0.32%
China Gas Holdings Ltd.[b]	3,300,000	2,384,501

		2,384,501
REAL ESTATE — 6.57%
Agile Property Holdings Ltd.	1,650,000	2,222,695
China Overseas Land & Investment Ltd.[b]	4,620,000	13,681,073
China Resources Land Ltd.[b]	2,310,000	6,169,896
China Vanke Co. Ltd. Class B	1,367,434	2,024,401
Country Garden Holdings Co. Ltd.[a]	4,785,870	2,284,852
Evergrande Real Estate Group Ltd.[b]	5,775,000	2,883,756
Franshion Properties (China) Ltd.[b]	3,630,000	1,259,953
Guangzhou R&F Properties Co. Ltd. Class H	990,000	1,688,738
Longfor Properties Co. Ltd.[b]	1,485,000	2,847,349
Poly Property Group Co. Ltd.[a,b]	2,145,000	1,483,500
Shanghai Industrial Holdings Ltd.[b]	667,000	2,181,722
Shimao Property Holdings Ltd.[b]	1,567,500	3,183,521

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

November 30, 2012

Security	Shares	Value

Shui On Land Ltd.	2,805,000	$1,415,159
Sino-Ocean Land Holdings Ltd.	3,135,000	2,370,449
SOHO China Ltd.[b]	2,310,000	1,743,666
Yuexiu Property Co. Ltd.	5,610,000	1,802,427

		49,243,157
RETAIL — 4.12%
Anta Sports Products Ltd.[b]	993,000	725,206
Belle International Holdings Ltd.	5,115,000	10,744,731
Bosideng International Holdings Ltd.[b]	2,970,000	904,407
China Resources Enterprise Ltd.[b]	1,320,000	4,709,389
Daphne International Holdings Ltd.	992,000	1,305,592
Golden Eagle Retail Group Ltd.[b]	825,000	1,950,181
GOME Electrical Appliances Holdings Ltd.[a]	11,385,000	1,145,838
Intime Department Store Group Co. Ltd.[b]	1,072,500	1,226,102
Parkson Retail Group Ltd.[b]	1,567,500	1,130,615
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	676,500	1,267,447
Sun Art Retail Group Ltd.[b]	2,557,500	3,946,774
Wumart Stores Inc. Class H	496,000	1,032,953
Zhongsheng Group Holdings Ltd.[b]	660,000	813,285

		30,902,520
TELECOMMUNICATIONS — 12.75%
China Communications Services Corp. Ltd. Class H	2,640,800	1,485,653
China Mobile Ltd.	6,682,500	76,395,571
China Telecom Corp. Ltd. Class H	15,510,000	8,445,391
China Unicom (Hong Kong) Ltd.	5,280,000	8,229,934
ZTE Corp. Class Hb	693,000	1,046,200

		95,602,749
TRANSPORTATION — 0.43%
China COSCO Holdings Co. Ltd. Class Ha,b	2,805,000	1,284,863
China Shipping Container Lines Co. Ltd. Class Ha,b	4,125,000	1,091,122
China Shipping Development Co. Ltd. Class H	1,650,000	815,414

		3,191,399
WATER — 0.32%
Guangdong Investment Ltd.	2,970,000	2,414,307

		2,414,307

TOTAL COMMON STOCKS
(Cost: $732,022,955)		748,532,000

RIGHTS — 0.01%

AGRICULTURE — 0.01%
China Agri-Industries Holdings Ltd.[a]	537,900	69,406

		69,406

TOTAL RIGHTS
(Cost: $0)		69,406

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.92%

MONEY MARKET FUNDS — 4.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	33,591,831	$33,591,831
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	2,381,351	2,381,351
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	891,273	891,273

		36,864,455

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,864,455)		36,864,455

TOTAL INVESTMENTS IN SECURITIES — 104.76%
(Cost: $768,887,410)		785,465,861
Other Assets, Less Liabilities — (4.76)%		(35,666,196)

NET ASSETS — 100.00%		$749,799,665

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

15

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.50%

ADVERTISING — 0.10%
SinoMedia Holding Ltd.	36,000	$17,280

		17,280
AEROSPACE & DEFENSE — 0.12%
AVIC International Holding HK Ltd.[a]	558,000	20,160

		20,160
AGRICULTURE — 0.55%
Asian Citrus Holdings Ltd.[b]	153,000	71,860
China Green Holdings Ltd.[a,b]	108,000	20,625

		92,485
AIRLINES — 0.19%
Shandong Airlines Co. Ltd. Class Bc	30,600	31,626

		31,626
APPAREL — 2.38%
China Lilang Ltd.[b]	90,000	48,890
China Outfitters Holdings Ltd.	180,000	31,819
Hosa International Ltd.	72,000	22,204
Luthai Textile Co. Ltd. Class B	66,600	55,686
Peak Sport Products Co. Ltd.	135,000	23,864
Shenzhou International Group Holdings Ltd.[b]	99,000	190,590
Texhong Textile Group Ltd.[a]	54,000	25,711

		398,764
AUTO MANUFACTURERS — 0.23%
Qingling Motors Co. Ltd. Class Hb	162,000	37,835

		37,835
AUTO PARTS & EQUIPMENT — 0.95%
Double Coin Holdings Ltd. Class B	45,900	23,363
Minth Group Ltd.	126,000	136,242

		159,605
BEVERAGES — 1.33%
China Huiyuan Juice Group Ltd.[a]	112,500	39,919
China Tontine Wines Group Ltd.	234,000	22,343
Dynasty Fine Wines Group Ltd.[a]	72,000	12,821
Kingway Brewery Holdings Ltd.	180,000	61,083
Tibet 5100 Water Resources Holdings Ltd.[b]	234,000	75,181
Yantai North Andre Juice Co. Ltd. Class H	270,000	10,452

		221,799
BIOTECHNOLOGY — 0.26%
Global Bio-Chem Technology Group Co. Ltd.	378,000	43,897

		43,897

Security	Shares	Value

BUILDING MATERIALS — 2.12%
Asia Cement China Holdings Corp.[b]	99,000	$42,665
China Fangda Group Co. Ltd. Class Ba	66,600	17,703
China Glass Holdings Ltd.	162,000	21,948
China Singyes Solar Technologies Holdings Ltd.[b]	81,400	55,982
Luoyang Glass Co. Ltd. Class Ha	54,000	10,521
SYP Glass Group Co. Ltd. Class B	32,400	12,442
TCC International Holdings Ltd.	198,000	56,206
West China Cement Ltd.	468,000	83,334
Yuanda China Holdings Ltd.	504,000	54,627

		355,428
CHEMICALS — 3.64%
Billion Industrial Holdings Ltd.[b]	112,500	68,371
China Lumena New Materials Corp.[b]	576,000	115,942
China Sanjiang Fine Chemicals Co. Ltd.	117,000	41,667
Danhua Chemical Technology Co. Ltd. Class Ba	39,600	28,433
Dongyue Group Ltd.	216,000	120,402
Fufeng Group Ltd.	153,000	57,646
Hubei Sanonda Co. Ltd. Class Ba	38,700	13,133
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	86,400	34,560
Sinofert Holdings Ltd.	432,000	91,974
Yip’s Chemical Holdings Ltd.[b]	54,000	37,207

		609,335
COAL — 0.57%
Hidili Industry International Development Ltd.[b]	198,000	50,586
Winsway Coking Coal Holding Ltd.	288,000	44,593

		95,179
COMMERCIAL SERVICES — 3.58%
AMVIG Holdings Ltd.	108,000	31,494
Anhui Expressway Co. Ltd. Class H	108,000	55,045
Anxin-China Holdings Ltd.	432,000	88,072
Guangdong Provincial Expressway Development Co. Ltd. Class B	61,200	18,399
Jinzhou Port Co. Ltd. Class Ba	37,800	12,285
Shenzhen Chiwan Wharf Holdings Ltd. Class B	22,500	26,680
Shenzhen Expressway Co. Ltd. Class H	162,000	60,619
Shenzhen International Holdings Ltd.	1,867,500	156,628
Sichuan Expressway Co. Ltd. Class H	180,000	58,529
Xiamen International Port Co. Ltd. Class H	162,000	19,022
Xiangyu Dredging Holdings Ltd.	54,000	15,747
Yuexiu Transport Infrastructure Ltd.[b]	126,000	56,090

		598,610
COMPUTERS — 0.96%
CITIC 21CN Co. Ltd.[a,b]	468,000	28,382
Great Wall Technology Co. Ltd. Class H	90,000	17,303
Ju Teng International Holdings Ltd.	162,000	65,845
PAX Global Technology Ltd.[a]	81,000	16,722
TPV Technology Ltd.	126,000	32,191

		160,443
COSMETICS & PERSONAL CARE — 1.37%
BaWang International (Group) Holding Ltd.[a]	234,000	19,324
Magic Holdings International Ltd.	108,800	42,116

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Prince Frog International Holdings Ltd.[b]	90,000	$30,658
Vinda International Holdings Ltd.[b]	99,000	137,960

		230,058
DISTRIBUTION & WHOLESALE — 2.12%
China Haidian Holdings Ltd.	324,000	36,789
Digital China Holdings Ltd.	153,000	255,854
Goldlion Holdings Ltd.	72,000	36,511
Inspur International Ltd.	540,000	17,071
Shanghai Material Trading Co. Ltd. Class B	19,800	8,375

		354,600
DIVERSIFIED FINANCIAL SERVICES — 0.25%
Credit China Holdings Ltd.	144,000	11,520
Min Xin Holdings Ltd.	54,000	29,891

		41,411
ELECTRIC — 2.30%
China Datang Corp. Renewable Power Co. Ltd. Class H	468,000	53,140
China Power International Development Ltd.[b]	450,000	119,032
China Power New Energy Development Co. Ltd.[a]	900,000	44,709
China WindPower Group Ltd.	720,000	22,854
Huadian Energy Co. Ltd. Class Ba	81,000	18,225
Tianjin Development Holdings Ltd.[a]	90,000	43,548
Zhejiang Southeast Electric Power Co. Ltd. Class B	146,700	84,206

		385,714
ELECTRICAL COMPONENTS & EQUIPMENT — 3.02%
Boer Power Holdings Ltd.	54,000	23,202
Chaowei Power Holdings Ltd.	90,000	45,406
China High Speed Transmission Equipment Group Co. Ltd.[a,b]	225,000	74,903
Foshan Electrical and Lighting Co. Ltd. Class B	47,700	27,635
Harbin Electric Co. Ltd. Class H	144,000	119,101
Leoch International Technology Ltd.	81,000	11,183
NVC Lighting Holdings Ltd.	252,000	66,007
Sinopoly Battery Ltd.[a]	900,000	34,258
Tianneng Power International Ltd.	144,000	90,116
Trony Solar Holdings Co. Ltd.[a,c]	216,000	13,169

		504,980
ELECTRONICS — 1.74%
Catic Shenzhen Holdings Ltd. Class H	50,166	17,930
China Automation Group Ltd.	117,000	27,325
Kingboard Laminates Holdings Ltd.[b]	216,000	94,761
Regent Manner International Holdings Ltd.	126,000	23,899
Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class Ba	20,700	13,889
SVA Electron Co. Ltd. Class Ba	60,300	17,849
Tech Pro Technology Development Ltd.[a]	144,000	53,140
Wasion Group Holdings Ltd.	90,000	42,503

		291,296
ENERGY — ALTERNATE SOURCES — 0.30%
China Suntien Green Energy Corp. Ltd. Class H	252,000	49,424

		49,424

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 1.13%
China Resources and Transportation Group Ltd.[a]	1,800,000	$68,516
Hainan Meilan International Airport Co. Ltd. Class H	27,000	16,722
Hopewell Highway Infrastructure Ltd.	180,000	98,244
Richly Field China Development Ltd.[a,c]	900,000	5,110

		188,592
ENTERTAINMENT — 0.82%
ChinaVision Media Group Ltd.[a,b]	324,000	11,288
REXLot Holdings Ltd.[b]	1,575,000	113,806
SMI Corp. Ltd.[a]	576,000	12,783

		137,877
ENVIRONMENTAL CONTROL — 4.26%
Asia Energy Logistics Group Ltd.[a]	1,350,000	16,897
Beijing Enterprises Water Group Ltd.[b]	630,000	147,947
Chiho-Tiande Group Ltd.[b]	54,000	26,338
China Everbright International Ltd.[b]	459,000	218,542
China Metal Recycling Holdings Ltd.[b]	118,800	125,237
China Water Affairs Group Ltd.[b]	252,000	64,382
Dongjiang Environmental Co. Ltd. Class Hb	7,200	28,150
Interchina Holdings Co. Ltd.[a]	900,000	49,935
Shanghai Youngsun Investment Co. Ltd. Class B	21,600	18,576
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	72,000	17,001

		713,005
FOOD — 3.09%
Ausnutria Dairy Corp. Ltd.[a,c]	81,000	7,630
Beijing Jingkelong Co. Ltd. Class H	36,000	20,857
Changshouhua Food Co. Ltd.	54,000	27,592
China Modern Dairy Holdings Ltd.[a,b]	396,000	99,127
China Starch Holdings Ltd.[b]	540,000	16,095
China Yurun Food Group Ltd.[a]	279,000	171,719
DaChan Food Asia Ltd.[b]	90,000	13,355
Daqing Dairy Holdings Ltd.[a,b,c]	108,000	11,706
Labixiaoxin Snacks Group Ltd.	72,000	25,084
Lianhua Supermarket Holdings Co. Ltd. Class H	72,000	56,206
Shanghai Dajiang Group Stock Co. Ltd. Class Ba	53,100	12,425
Yashili International Holdings Ltd.	189,000	55,846

		517,642
FOREST PRODUCTS & PAPER — 0.55%
China Forestry Holdings Ltd.[c]	306,000	—
Qunxing Paper Holdings Co. Ltd.[c]	148,000	10,407
Shandong Chenming Paper Holdings Ltd. Class B	106,223	39,885
Shandong Chenming Paper Holdings Ltd. Class H	72,000	24,991
Youyuan International Holdings Ltd.	63,000	16,502

		91,785
GAS — 0.74%
Binhai Investment Co. Ltd.[a]	360,000	18,813
Towngas China Co. Ltd.[b]	126,000	105,351

		124,164

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

HAND & MACHINE TOOLS — 0.21%
Chongqing Machinery & Electric Co. Ltd. Class H	234,000	$34,722

		34,722
HEALTH CARE — PRODUCTS — 1.61%
China Medical System Holdings Ltd.	198,300	135,099
Golden Meditech Holdings Ltd.	324,000	31,773
Lifetech Scientific Corp.[a]	18,000	14,330
Microport Scientific Corp.[b]	90,000	53,187
Trauson Holdings Co. Ltd.	63,000	34,873

		269,262
HOLDING COMPANIES — DIVERSIFIED — 1.19%
C C Land Holdings Ltd.[b]	261,000	90,255
China Merchants China Direct Investments Ltd.	18,000	24,155
CITIC Resources Holdings Ltd.[a]	576,200	85,500

		199,910
HOME BUILDERS — 0.19%
Baoye Group Co. Ltd. Class H	54,000	31,215

		31,215
HOME FURNISHINGS — 2.21%
Chigo Holding Ltd.[a]	648,000	14,298
Hefei Meiling Co. Ltd. Class B	30,336	11,312
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	90,000	30,890
Konka Group Co. Ltd. Class B	65,700	16,616
Skyworth Digital Holdings Ltd.	360,000	191,844
TCL Multimedia Technology Holdings Ltd.	90,000	49,471
Tsann Kuen China Enterprise Co. Ltd. Class Ba	129,600	7,525
Welling Holding Ltd.	217,600	26,392
Wuxi Little Swan Co. Ltd. Class B	27,000	21,774

		370,122
HOUSEHOLD PRODUCTS & WARES — 0.57%
Biostime International Holdings Ltd.[b]	31,500	95,312

		95,312
HOUSEWARES — 0.12%
Bolina Holding Co. Ltd.[a]	54,000	20,067

		20,067
INTERNET — 0.15%
Pacific Online Ltd.	81,900	25,679

		25,679
IRON & STEEL — 1.67%
China Vanadium Titano-Magnetite Mining Co. Ltd.[b]	180,000	39,484
Chongqing Iron & Steel Co. Ltd. Class Ha	126,000	20,973
Newton Resources Ltd.[a]	162,000	18,395
Shougang Concord International Enterprises Co. Ltd.[a,b]	972,000	52,049
Tiangong International Co. Ltd.[b]	216,000	54,069
Xingda International Holdings Ltd.[b]	180,000	77,341

Security	Shares	Value

Xiwang Special Steel Co. Ltd.	108,000	$17,419

		279,730
LEISURE TIME — 1.15%
China Travel International Investment Hong Kong Ltd.	594,000	115,733
Huangshan Tourism Development Co. Ltd. Class B	31,500	35,942
Jinan Qingqi Motorcycle Co. Ltd. Class Ba,c	53,100	7,779
Jinshan Development & Construction Co. Ltd. Class Ba	27,000	10,395
Shanghai Jinjiang International Travel Co. Ltd. Class B	9,900	11,553
Zhonglu Co. Ltd. Class Ba	18,000	10,944

		192,346
LODGING — 0.49%
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	252,000	43,896
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	29,700	37,333

		81,229
MACHINERY — 4.78%
Changchai Co. Ltd. Class B	23,400	9,149
China National Materials Co. Ltd. Class Hb	225,000	69,967
Dalian Refrigeration Co. Ltd. Class B	18,900	10,121
First Tractor Co. Ltd. Class Ha	90,000	85,006
Haitian International Holdings Ltd.[b]	117,000	141,758
Hangzhou Steam Turbine Co. Ltd. Class B	54,024	61,482
Honghua Group Ltd.	207,000	55,021
Jingwei Textile Machinery Co. Ltd. Class H	36,000	22,297
Lonking Holdings Ltd.[b]	396,000	90,441
Sany Heavy Equipment International Holdings Co. Ltd.	189,000	92,426
SGSB Group Co. Ltd. Class Ba	40,500	14,985
Shandong Molong Petroleum Machinery Co. Ltd. Class H	57,600	21,256
Shanghai Automation Instrumentation Co. Ltd. Class Ba	25,200	10,836
Shanghai Diesel Engine Co. Ltd. Class B	61,260	33,632
Shanghai Erfangji Co. Ltd. Class Ba	36,900	12,694
Shanghai Highly Group Co. Ltd. Class B	52,200	24,847
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	45,000	43,425

		799,343
MANUFACTURING — 0.65%
China Aerospace International Holdings Ltd.[b]	432,000	35,675
Lee & Man Chemical Co. Ltd.	36,000	20,531
Sunny Optical Technology Group Co Ltd.	81,000	52,571

		108,777
MEDIA — 0.69%
Phoenix Satellite Television Holdings Ltd.	198,000	61,827
VODone Ltd.	576,000	53,512

		115,339
METAL FABRICATE & HARDWARE — 0.38%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	72,000	32,237
Shengli Oil & Gas Holdings Ltd.	229,500	19,544
Wafangdian Bearing Co. Ltd. Class B	18,900	11,194

		62,975
MINING — 3.54%
CGN Mining Co. Ltd.[a]	270,000	27,871

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

China Kingstone Mining Holdings Ltd.[a,b,c]	189,000	$5,030
China Mining Resources Group Ltd.[a,c]	1,638,000	5,971
China Nickel Resources Holding Co. Ltd.[b]	144,000	10,219
China Precious Metal Resources Holdings Co. Ltd.[a,b]	540,000	103,122
China Qinfa Group Ltd.	144,000	21,182
China Rare Earth Holdings Ltd.	234,000	49,819
CITIC Dameng Holdings Ltd.	153,000	15,201
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	306,000	98,709
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	81,900	75,921
Lingbao Gold Co. Ltd. Class H	54,000	22,645
North Mining Shares Co. Ltd.[a]	1,440,000	91,045
Real Gold Mining Ltd.[a,b,c]	126,000	36,011
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	144,000	29,357

		592,103
OIL & GAS — 0.87%
MIE Holdings Corp.	162,000	45,987
Sino Oil And Gas Holdings Ltd.[a,b]	1,980,000	47,520
Yanchang Petroleum International Ltd.[a]	810,000	51,735

		145,242
OIL & GAS SERVICES — 1.62%
Anhui Tianda Oil Pipe Co. Ltd. Class H	54,000	8,709
Anton Oilfield Services Group	198,000	79,966
CIMC Enric Holdings Ltd.	54,000	46,962
Hilong Holding Ltd.[b]	108,000	36,093
Shenzhen Chiwan Petroleum Supply Base Co. Class Bc	14,400	12,110
Sinopec Kantons Holdings Ltd.[b]	126,000	87,793

		271,633
PACKAGING & CONTAINERS — 0.80%
CPMC Holdings Ltd.	81,000	56,647
Greatview Aseptic Packaging Co. Ltd.[b]	99,000	53,651
Overseas Chinese Town Asia Holdings Ltd.	54,000	23,412

		133,710
PHARMACEUTICALS — 5.65%
China National Accord Medicines Corp. Ltd. Class B	10,800	31,787
China Pharmaceutical Group Ltd.[a]	162,000	45,151
China Shineway Pharmaceutical Group Ltd.	72,000	108,324
Dawnrays Pharmaceutical Holdings Ltd.	72,000	14,307
Extrawell Pharmaceutical Holdings Ltd.[a]	360,000	27,871
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	254,880	74,326
Lijun International Pharmaceutical (Holding) Co. Ltd.[b]	306,000	84,890
Livzon Pharmaceutical Group Inc. Class B	12,600	39,848
Real Nutriceutical Group Ltd.[b]	144,000	50,725
Shandong Luoxin Pharmacy Stock Co. Ltd. Class H	36,000	35,349
Sino Biopharmaceutical Ltd.	612,000	294,548
Tong Ren Tang Technologies Co. Ltd. Class H	54,000	116,360
Winteam Pharmaceutical Group Ltd.	108,000	21,739

		945,225
PIPELINES — 0.76%
China Oil and Gas Group Ltd.[a,b]	720,000	106,838
China Tian Lun Gas Holdings Ltd.[a]	40,500	19,858

		126,696

Security	Shares	Value

REAL ESTATE — 14.21%
Beijing Capital Land Ltd. Class Hb	216,000	$82,219
Beijing North Star Co. Ltd. Class H	144,000	35,489
Beijing Properties Holdings Ltd.[a]	324,000	18,813
Central China Real Estate Ltd.	117,038	32,468
China Aoyuan Property Group Ltd.	234,000	39,251
China Overseas Grand Oceans Group Ltd.[b]	144,500	155,686
China Properties Group Ltd.[a]	117,000	37,591
China SCE Property Holdings Ltd.	189,000	42,433
China South City Holdings Ltd.[b]	378,000	58,529
Fantasia Holdings Group Co. Ltd.	391,500	49,000
Glorious Property Holdings Ltd.[a]	558,000	94,319
Greattown Holdings Ltd. Class Ba	32,319	10,471
Greentown China Holdings Ltd.[b]	130,500	204,757
Henderson Investment Ltd.	180,000	13,703
HKC (Holdings) Ltd.[b]	828,000	29,381
Hopson Development Holdings Ltd.[a]	126,000	195,421
Hutchison Harbour Ring Ltd.	378,000	32,679
Jiangsu Future Land Co. Ltd. Class B	131,400	85,279
Jinchuan Group International Resources Co. Ltd.[a,b]	180,000	32,748
Kai Yuan Holdings Ltd.[a]	1,620,000	42,642
Kaisa Group Holdings Ltd.[a]	297,000	82,776
KWG Property Holding Ltd.[b]	238,500	172,027
Lai Fung Holdings Ltd.	1,071,000	26,118
Minmetals Land Ltd.	252,000	39,019
Powerlong Real Estate Holdings Ltd.	234,000	48,008
Renhe Commercial Holdings Co. Ltd.[a,b]	2,394,000	128,194
Road King Infrastructure Ltd.	54,000	39,368
Shanghai Dingli Technology Development Group Co. Ltd. Class Ba	18,900	10,546
Shanghai Industrial Urban Development Group Ltd.[a,b]	288,000	65,775
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	48,600	32,562
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	31,500	13,199
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	35,100	23,377
Shenzhen International Enterprise Co., Ltd. Class Ba	10,800	11,413
Shenzhen Investment Ltd.	450,000	151,547
Sinolink Worldwide Holdings Ltd.[a]	378,000	31,215
SPG Land Holdings Ltd.[a]	72,000	18,209
SRE Group Ltd.[a]	666,286	32,669
Sunac China Holdings Ltd.	189,000	122,666
Yuzhou Properties Co.	135,200	35,937

		2,377,504
REAL ESTATE INVESTMENT TRUSTS — 1.01%
Yuexiu Real Estate Investment Trust	351,000	168,479

		168,479
RETAIL — 6.92%
361 Degrees International Ltd.[b]	117,000	30,948
Ajisen (China) Holdings Ltd.[b]	108,000	94,761
Boshiwa International Holding Ltd.[a,c]	153,000	16,583
Century Ginwa Retail Holdings Ltd.[a]	396,000	24,015
China Dongxiang (Group) Co. Ltd.[b]	567,000	62,187
China Flooring Holding Co. Ltd.	81,000	16,095
China Yongda Automobiles Services Holdings Ltd.[a]	72,000	69,677
China ZhengTong Auto Services Holdings Ltd.[a]	180,000	117,289
Embry Holdings Ltd.	27,000	13,273
Evergreen International Holdings Ltd.	63,000	12,356
FIYTA Holdings Ltd. Class B	17,100	11,518
Hengdeli Holdings Ltd.	360,000	128,206
Lao Feng Xiang Co. Ltd. Class B	40,580	66,308

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Le Saunda Holdings Ltd.	72,000	$22,668
Li Ning Co. Ltd.[a,b]	148,500	78,561
Maoye International Holdings Ltd.[b]	270,000	52,258
New World Department Store China Ltd.[b]	99,000	59,910
PCD Stores (Group) Ltd.	558,000	62,640
Ports Design Ltd.[b]	72,000	51,747
Pou Sheng International Holdings Ltd.[a]	342,000	20,520
Shirble Department Stores Ltd.[a,c]	144,000	6,689
Sparkle Roll Group Ltd.[b]	360,000	24,619
Viva China Holdings Ltd.[a]	309,600	16,179
Xinhua Winshare Publishing and Media Co. Ltd. Class H	90,000	46,335
XTEP International Holdings Ltd.[b]	130,500	51,863

		1,157,205
SEMICONDUCTORS — 1.78%
Apollo Solar Energy Technology Holdings Ltd.[a]	1,008,000	35,117
China Ruifeng Galaxy Renewable Energy Holdings Ltd.[a]	144,000	30,844
Honbridge Holdings Ltd.[a]	252,000	13,819
Semiconductor Manufacturing International Corp.[a]	4,275,000	206,853
Solargiga Energy Holdings Ltd.[a]	225,000	11,323

		297,956
SHIPBUILDING — 0.79%
China Rongsheng Heavy Industries Group Holdings Ltd.	643,500	105,450
Guangzhou Shipyard International Co. Ltd. Class Ha	36,800	27,066

		132,516
SOFTWARE — 2.22%
China ITS Holdings Co. Ltd.[a]	126,000	20,810
Chinasoft International Ltd.[a,b]	180,000	46,219
Kingdee International Software Group Co. Ltd.[a,b]	361,200	75,502
Kingsoft Corp. Ltd.[b]	117,000	72,464
NetDragon Websoft Inc.	31,500	44,303
Shanghai Baosight Software Co. Ltd. Class B	16,290	16,893
Travelsky Technology Ltd. Class H	189,500	96,094

		372,285
TELECOMMUNICATIONS — 2.31%
BYD Electronic International Co. Ltd.	171,000	40,378
China All Access Holdings Ltd.	162,000	41,179
China Energine International Holdings Ltd.[a]	252,000	9,917
China Wireless Technologies Ltd.	288,000	86,214
Comba Telecom Systems Holdings Ltd.[b]	171,000	61,559
DBA Telecommunications (Asia) Holdings Ltd.[b]	108,000	65,357
Eastern Communications Co. Ltd. Class B	47,700	15,646
Nanjing Panda Electronics Co. Ltd. Class H	36,000	8,593
O-Net Communications Group Ltd.	72,000	18,302
Shanghai Potevio Co. Ltd. Class B	17,100	8,071
TCL Communication Technology Holdings Ltd.	108,000	31,773

		386,989
TEXTILES — 0.52%
International Taifeng Holdings Ltd.	54,000	13,936
Shanghai Haixin Group Co. Ltd. Class Ba	90,000	32,580
Sijia Group Co. Ltd.	54,000	10,103
Weiqiao Textile Co. Ltd. Class H	85,500	30,890

		87,509

Security	Shares	Value

TRANSPORTATION — 1.77%
Cosco International Holdings Ltd.[b]	144,000	$59,086
Dazhong Transportation Group Co. Ltd. Class B	102,600	48,427
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,900	18,888
Sinotrans Ltd. Class H	315,000	48,368
Sinotrans Shipping Ltd.[b]	274,500	66,588
Tianjin Marine Shipping Co. Ltd. Class Ba	33,300	8,958
Tianjin Port Development Holdings Ltd.[b]	360,000	45,522

		295,837

TOTAL COMMON STOCKS
(Cost: $20,844,487)		16,649,911

RIGHTS — 0.01%

HOME FURNISHINGS — 0.00%
Royal Furniture Holdings Ltd.[a,b]	45,625	471

		471
SEMICONDUCTORS — 0.00%
Solargiga Energy Holdings Ltd.[a]	25,000	49

		49
TELECOMMUNICATIONS — 0.01%
SIM Technology Group Ltd.[a]	90,000	929

		929

TOTAL RIGHTS
(Cost: $2,883)		1,449

SHORT-TERM INVESTMENTS — 30.38%

MONEY MARKET FUNDS — 30.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	4,737,077	4,737,077
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	335,815	335,815

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	11,413	$11,413

		5,084,305

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,084,305)		5,084,305

TOTAL INVESTMENTS IN SECURITIES — 129.89%
(Cost: $25,931,675)		21,735,665
Other Assets, Less Liabilities — (29.89)%		(5,001,159)

NET ASSETS — 100.00%		$16,734,506

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

21

Schedule of Investments (Unaudited)

iSHARES® MSCI DENMARK CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.87%

AGRICULTURE — 0.99%
United International Enterprises Ltd.	176	$30,224

		30,224
APPAREL — 0.53%
IC Companys A/S	844	16,113

		16,113
BANKS — 10.90%
Danske Bank A/Sa	13,252	227,228
Jyske Bank A/S Registered[a]	2,048	58,557
Sydbank A/Sa	2,678	48,137

		333,922
BEVERAGES — 8.24%
Carlsberg A/S Class B	2,160	210,321
Royal Unibrew A/S	528	41,884

		252,205
BIOTECHNOLOGY — 6.99%
Bavarian Nordic A/Sa	2,764	25,299
Genmab A/Sa	3,638	48,362
Novozymes A/S Class B	5,094	140,321

		213,982
BUILDING MATERIALS — 1.37%
Rockwool International A/S Class B	398	41,876

		41,876
CHEMICALS — 0.73%
Auriga Industries A/S Class Ba	1,576	22,256

		22,256
ELECTRICAL COMPONENTS & EQUIPMENT — 1.96%
Solar Holdings A/S Class B	484	22,994
Vestas Wind Systems A/Sa,b	7,736	37,131

		60,125
FOOD — 3.45%
Christian Hansen Holding A/S	2,674	86,572
East Asiatic Co. Ltd. A/S	1,042	19,166

		105,738
HEALTH CARE — PRODUCTS — 6.48%
Coloplast A/S Class B	592	138,200
William Demant Holding A/Sa	742	60,283

		198,483

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 0.96%
Schouw & Co. A/S	1,290	$29,462

		29,462
HOME FURNISHINGS — 0.81%
Bang & Olufsen A/S Class Ba,b	2,182	24,727

		24,727
INSURANCE — 5.69%
Alm. Brand A/Sa	11,960	28,775
Topdanmark A/Sa	388	80,972
TrygVesta A/S	906	64,477

		174,224
MACHINERY — 2.55%
FLSmidth & Co. A/S	1,366	78,210

		78,210
MANUFACTURING — 1.19%
NKT Holding A/S	1,092	36,325

		36,325
PHARMACEUTICALS — 23.05%
ALK-Abello A/S	462	30,205
Novo Nordisk A/S Class B	4,254	675,650

		705,855
RETAIL — 1.88%
Pandora A/Sb	2,684	57,697

		57,697
SOFTWARE — 1.58%
SimCorp A/S	218	48,459

		48,459
TELECOMMUNICATIONS — 5.81%
GN Store Nord A/S	6,308	89,135
TDC A/S	13,022	88,792

		177,927
TRANSPORTATION — 14.71%
A.P. Moeller-Maersk A/S Class A	12	81,174
A.P. Moeller-Maersk A/S Class B	26	185,669
D/S Norden A/S	1,334	35,305
DFDS A/S	386	17,497
DSV A/S	5,538	130,731

		450,376

TOTAL COMMON STOCKS
(Cost: $3,084,154)		3,058,186

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.00%

MONEY MARKET FUNDS — 3.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	85,494	$85,494
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	6,061	6,061
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	221	221

		91,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,776)		91,776

TOTAL INVESTMENTS IN SECURITIES — 102.87%
(Cost: $3,175,930)		3,149,962
Other Assets, Less Liabilities — (2.87)%		(87,804)

NET ASSETS — 100.00%		$3,062,158

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

23

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 68.97%

BRAZIL — 28.32%
ALL - America Latina Logistica SA	2,900	$10,841
Amil Participacoes SA	800	11,700
Anhanguera Educacional Participacoes SA	800	12,247
Banco Bradesco SA	2,600	40,024
Banco do Brasil SA	3,100	32,221
Banco Santander (Brasil) SA Units	4,500	30,954
BM&F Bovespa SA	10,900	66,393
BR Malls Participacoes SA	2,700	35,159
BR Properties SA	1,200	14,345
BRF - Brasil Foods SA	4,100	75,465
CCR SA	5,700	49,645
CETIP SA - Mercados Organizados	1,300	13,537
Cielo SA	1,920	50,687
Companhia de Bebidas das Americas	700	25,802
Companhia de Saneamento Basico do Estado de Sao Paulo	700	28,724
Companhia de Saneamento de Minas Gerais SA	500	10,674
Companhia Hering SA	900	20,425
Companhia Siderurgica Nacional SA	4,600	22,891
Cosan SA Industria e Comercio	800	14,911
CPFL Energia SA	1,600	17,343
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,700	14,371
Diagnosticos da America SA	1,600	9,427
Duratex SA	1,800	12,595
EcoRodovias Infraestrutura e Logistica SA	1,400	11,330
EDP Energias do Brasil SA	1,800	10,349
Embraer SA	3,500	21,767
Fibria Celulose SAa	1,800	17,940
Hypermarcas SAa	2,300	16,803
JBS SAa	2,300	5,903
Kroton Educacional SAa	400	7,863
Light SA	300	3,373
Localiza Rent A Car SA	800	13,491
Lojas Americanas SA	600	5,024
Lojas Renner SA	800	29,658
MPX Energia SAa	900	4,760
MRV Engenharia e Participacoes SA	1,800	9,658
Multiplan Empreendimentos Imobiliarios SA	600	16,793
Multiplus SA	300	7,045
Natura Cosmeticos SA	1,200	32,197
Obrascon Huarte Lain Brasil SA	700	6,309
Odontoprev SA	1,900	9,734
OGX Petroleo e Gas Participacoes SAa	8,100	16,676
Oi SA	1,113	4,762
PDG Realty SA Empreendimentos e Participacoes	7,300	10,424
Petroleo Brasileiro SA	18,300	165,811
Porto Seguro SA	600	6,413
Qualicorp SAa	900	8,859
Raia Drogasil SA	1,400	13,947
Souza Cruz SA	2,500	36,848
Sul America SA Units	822	6,044
TIM Participacoes SA	5,200	18,550
Totvs SA	800	15,176
Tractebel Energia SA	1,100	18,185
Ultrapar Participacoes SA	2,100	43,833
Vale SA	8,100	144,478

Security	Shares	Value

WEG SA	1,100	$14,220

		1,374,604
CHILE — 7.92%
AES Gener SA	18,636	12,057
Aguas Andinas SA Series A	16,714	11,413
Banco de Chile	107,296	16,044
Banco de Credito e Inversiones	187	12,355
Banco Santander (Chile) SA	402,019	27,122
CAP SA	473	15,538
Cencosud SA	6,032	31,400
Colbun SAa	58,446	15,857
Compania Cervecerias Unidas SA	802	11,648
CorpBanca SA	487,032	6,420
E.CL SA	3,583	8,302
Empresa Nacional de Electricidad SA	19,960	29,814
Empresa Nacional de Telecomunicaciones SA	788	16,182
Empresas CMPC SA	7,234	26,249
Empresas Copec SA	2,720	37,579
Enersis SA	80,696	27,207
LATAM Airlines Group SA	1,478	32,600
LATAM Airlines Group SA BDR[a]	452	10,091
S.A.C.I. Falabella SA	3,163	31,548
Vina Concha y Toro SA	2,473	4,812

		384,238
COLOMBIA — 4.84%
Bancolombia SA SP ADR	2,004	128,797
Ecopetrol SA SP ADR	1,824	106,047

		234,844
MEXICO — 24.80%
Alfa SAB de CV Series A	18,000	37,346
Alpek SAB de CV	2,400	6,516
America Movil SAB de CV Series L	245,600	290,420
Arca Continental SAB de CV	2,400	17,492
Cemex SAB de CV CPO[a]	64,152	57,192
Coca-Cola FEMSA SAB de CV Series L	2,800	40,306
Compartamos SAB de CV	7,200	10,932
Controladora Comercial Mexicana SAB de CV BC Units	1,900	5,948
El Puerto de Liverpool SA de CV Series C1	1,600	15,125
Fomento Economico Mexicano SAB de CV BD Units	12,400	121,545
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,100	10,773
Grupo Aeroportuario del Sureste SAB de CV Series B	1,300	13,377
Grupo Bimbo SAB de CV Series A	11,000	25,964
Grupo Carso SAB de CV Series A1	4,000	16,338
Grupo Financiero Banorte SAB de CV Series O	11,400	65,391
Grupo Financiero Inbursa SAB de CV Series O	12,400	34,402
Grupo Financiero Santander Mexico SAB de CV Series B	9,100	26,747
Grupo Mexico SAB de CV Series B	22,100	71,969
Grupo Modelo SAB de CV Series C	4,100	36,765
Grupo Televisa SAB de CV CPO	16,100	76,315
Industrias CH SAB de CV Series Ba	1,000	6,356
Industrias Penoles SAB de CV	850	42,502
Kimberly-Clark de Mexico SAB de CV Series A	9,800	23,768
Mexichem SAB de CV	6,368	32,851
Minera Frisco SAB de CV Series A1[a]	3,800	15,218
Wal-Mart de Mexico SAB de CV Series V	32,600	102,352

		1,203,910

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

November 30, 2012

Security	Shares	Value

PERU — 3.09%
Compania de Minas Buenaventura SA SP ADR	1,268	$41,552
Credicorp Ltd.	495	69,251
Southern Copper Corp.	1,082	39,277

		150,080

TOTAL COMMON STOCKS
(Cost: $3,388,141)		3,347,676

PREFERRED STOCKS — 30.76%

BRAZIL — 29.93%
AES Tiete SA	700	7,571
Banco Bradesco SA	12,100	203,714
Banco do Estado do Rio Grande do Sul SA Class B	1,100	7,911
Bradespar SA	1,400	18,928
Braskem SA Class A	1,000	6,537
Centrais Eletricas Brasileiras SA Class B	2,600	11,902
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	600	25,901
Companhia de Bebidas das Americas	4,900	205,716
Companhia Energetica de Minas Gerais	2,925	35,619
Companhia Energetica de Sao Paulo Class B	1,000	8,278
Companhia Paranaense de Energia Class B	700	9,464
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	600	3,868
Gerdau SA	5,300	44,552
Itau Unibanco Holding SA	13,800	210,404
Itausa - Investimentos Itau SA	15,470	70,672
Klabin SA	2,700	15,421
Lojas Americanas SA	2,812	25,079
Marcopolo SA	1,300	7,746
Metalurgica Gerdau SA	1,700	18,105
Oi SA	5,661	21,618
Petroleo Brasileiro SA	25,700	227,496
Telefonica Brasil SA	1,900	41,822
Usinas Siderurgicas de Minas Gerais SA Class A	2,100	12,453
Vale SA Class A	12,200	212,400

		1,453,177
CHILE — 0.83%
Embotelladora Andina SA Class B	1,200	7,698
Sociedad Quimica y Minera de Chile SA Series B	574	32,485

		40,183

TOTAL PREFERRED STOCKS
(Cost: $1,874,763)		1,493,360

RIGHTS — 0.00%

CHILE — 0.00%
Banco de Chile[a]	4,801	79

		79

TOTAL RIGHTS
(Cost: $0)		79

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	7,362	$7,362

		7,362

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,362)		7,362

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $5,270,266)		4,848,477
Other Assets, Less Liabilities — 0.12%		5,663

NET ASSETS — 100.00%		$4,854,140

BDR  —  Brazilian Depository Receipt

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

25

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.93%

AUTO PARTS & EQUIPMENT — 4.55%
Nokian Renkaat OYJ	2,697	$112,598

		112,598
BANKS — 2.03%
Pohjola Bank PLC Class A	3,594	50,203

		50,203
CHEMICALS — 2.48%
Kemira OYJ	2,745	39,736
Tikkurila OYJ	1,165	21,637

		61,373
COMMERCIAL SERVICES — 1.46%
Cramo OYJ	1,125	11,588
Poyry OYJ	2,140	8,628
Ramirent OYJ	2,219	15,960

		36,176
COMPUTERS — 1.70%
F-Secure OYJ	4,517	8,812
Tieto OYJ	1,727	33,153

		41,965
ELECTRIC — 6.56%
Fortum OYJ	9,010	162,300

		162,300
ENGINEERING & CONSTRUCTION — 2.12%
YIT OYJ	2,822	52,375

		52,375
FOOD — 2.78%
Atria PLC	945	7,669
HKScan OYJ Class A	1,717	8,218
Kesko OYJ Class B	1,677	52,936

		68,823
FOREST PRODUCTS & PAPER — 8.92%
Metsa Board OYJ Class Ba	6,027	17,167
Stora Enso OYJ Class R	13,759	90,101
UPM-Kymmene OYJ	10,077	113,368

		220,636
HAND & MACHINE TOOLS — 1.66%
Konecranes OYJ	1,266	41,032

		41,032

Security	Shares	Value

INSURANCE — 11.72%
Sampo OYJ Class A	9,078	$289,858

		289,858
IRON & STEEL — 1.85%
Outokumpu OYJ[a,b]	27,963	26,040
Rautaruukki OYJ	2,673	19,590

		45,630
LEISURE TIME — 1.81%
Amer Sports OYJ Class A	2,982	44,834

		44,834
MACHINERY — 17.02%
Kone OYJ Class B	3,319	248,641
Metso OYJ	2,999	112,764
Outotec OYJ	1,127	59,452

		420,857
MANUFACTURING — 6.19%
Uponor OYJ	1,712	21,554
Wartsila OYJ Abp	3,118	131,512

		153,066
MEDIA — 0.95%
Sanoma OYJ	2,442	23,360

		23,360
MINING — 0.45%
Talvivaara Mining Co. PLC[a,b]	7,262	11,192

		11,192
OIL & GAS — 1.77%
Neste Oil OYJ	3,430	43,830

		43,830
PACKAGING & CONTAINERS — 1.54%
Huhtamaki OYJ	2,344	38,108

		38,108
PHARMACEUTICALS — 3.45%
Biotie Therapies OYJ[a]	13,394	7,142
Oriola-KD OYJ Class B	4,093	11,232
Orion OYJ Class B	2,495	66,815

		85,189
REAL ESTATE — 2.63%
Citycon OYJ	6,289	21,185
Sponda OYJ	6,887	31,798

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

Technopolis OYJ	2,608	$12,076

		65,059
RETAIL — 0.78%
Stockmann OYJ Abp Class B	1,056	19,228

		19,228
TELECOMMUNICATIONS — 14.45%
Elisa OYJ	3,579	76,014
Nokia OYJ[b]	80,846	268,128
PKC Group OYJ	675	13,168

		357,310
TRANSPORTATION — 1.06%
Cargotec Corp. OYJ Class B	1,043	26,262

		26,262

TOTAL COMMON STOCKS
(Cost: $2,514,631)		2,471,264

SHORT-TERM INVESTMENTS — 10.84%

MONEY MARKET FUNDS — 10.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	250,103	250,103
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	17,730	17,730
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	298	298

		268,131

TOTAL SHORT-TERM INVESTMENTS
(Cost: $268,131)		268,131

TOTAL INVESTMENTS IN SECURITIES — 110.77%
(Cost: $2,782,762)		2,739,395
Other Assets, Less Liabilities — (10.77)%		(266,393)

NET ASSETS — 100.00%		$2,473,002

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

27

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 93.54%

ADVERTISING — 0.18%
Stroer Out-Of-Home Media AGa	1,797	$15,776

		15,776
AEROSPACE & DEFENSE — 5.19%
MTU Aero Engines Holding AG	5,169	459,772
OHB AG	162	3,456

		463,228
AGRICULTURE — 0.90%
KWS Saat AG	255	80,359

		80,359
AIRLINES — 0.14%
Air Berlin PLC[a]	6,708	12,301

		12,301
APPAREL — 1.29%
Gerry Weber International AG	2,430	114,993

		114,993
AUTO PARTS & EQUIPMENT — 2.36%
ElringKlinger AG	3,360	107,721
Grammer AG	951	19,375
NORMA Group AG	2,199	55,599
SAF-Holland SAa	4,200	28,296
		210,991
BANKS — 1.53%
Aareal Bank AGa	5,013	108,980
Comdirect Bank AG	2,721	27,572
		136,552
BIOTECHNOLOGY — 0.82%
MorphoSys AGa,b	2,100	73,553
		73,553
BUILDING MATERIALS — 0.47%
Bauer AG	993	24,028
CENTROTEC Sustainable AG	1,020	17,909
		41,937
CHEMICALS — 7.36%
H&R AG	1,242	19,554
SGL Carbon SE	3,630	145,885
Symrise AG	11,736	408,689
Wacker Chemie AG	1,524	82,971
		657,099

Security	Shares	Value

COMMERCIAL SERVICES — 6.11%
Bertrandt AG	525	$50,563
Evotec AGa,b	8,172	29,282
GFK SE	1,773	85,816
Hamburger Hafen und Logistik AG	2,673	60,317
R Stahl AG	152	5,203
Sixt AG	2,067	39,841
Wirecard AG	11,181	274,699

		545,721
COMPUTERS — 2.15%
Bechtle AG	1,623	60,266
Wincor Nixdorf AGb	3,132	131,960

		192,226
DIVERSIFIED FINANCIAL SERVICES — 1.08%
Aurelius AG	498	26,297
DAB Bank AG	771	3,500
Deutsche Beteiligungs AG	1,050	24,772
MLP AG	5,787	42,149

		96,718
ELECTRICAL COMPONENTS & EQUIPMENT — 2.05%
LEONI AG	3,369	116,882
SolarWorld AGb	7,038	9,080
Vossloh AG	597	57,334

		183,296
ENERGY — ALTERNATE SOURCES — 0.39%
CropEnergies AG	2,613	16,435
Nordex SEa,b	4,860	18,546

		34,981
ENGINEERING & CONSTRUCTION — 5.03%
Bilfinger Berger SE	4,593	448,920

		448,920
ENTERTAINMENT — 0.38%
Borussia Dortmund GmbH & Co. KGaA	5,700	19,646
Tipp24 SEa	297	14,265

		33,911
HAND & MACHINE TOOLS — 2.10%
Gildemeister AG	5,037	96,956
KUKA AGa	2,661	90,399

		187,355
HEALTH CARE — PRODUCTS — 1.68%
Carl Zeiss Meditec AG Bearer	3,519	102,109
Draegerwerk AG & Co. KGaA	177	13,518
STRATEC Biomedical AG	795	34,457

		150,084

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

HEALTH CARE — SERVICES — 2.43%
Rhoen Klinikum AG	10,572	$216,630

		216,630
HOLDING COMPANIES — DIVERSIFIED — 0.26%
KHD Humboldt Wedag International AGb	3,930	22,899

		22,899
HOME FURNISHINGS — 1.11%
Rational AG	369	99,128

		99,128
INTERNET — 0.37%
XING AG	366	20,945
zooplus AGa	285	12,115

		33,060
LEISURE TIME — 2.41%
CTS Eventim AG	2,256	74,087
TUI AGa	14,190	141,093

		215,180
MACHINERY — 6.76%
DEUTZ AGa	8,739	35,689
Duerr AG	1,173	97,791
Heidelberger Druckmaschinen AGa,b	19,203	24,451
Homag Group AGa	894	13,139
Krones AG	1,347	76,970
KSB AG	24	12,579
Pfeiffer Vacuum Technology AG	1,032	117,243
Rheinmetall AG	4,146	191,939
Wacker Neuson SE	2,709	33,771

		603,572
MANUFACTURING — 1.56%
Balda AG	4,524	18,740
Gesco AG	216	18,401
Indus Holding AG	2,214	57,144
Jenoptik AG	4,398	45,126

		139,411
MEDIA — 2.24%
Sky Deutschland AGa	40,380	200,515

		200,515
METAL FABRICATE & HARDWARE — 3.72%
Aurubis AG	3,498	222,288
Kloeckner & Co. SEa,b	10,404	109,578

		331,866

Security	Shares	Value

OIL & GAS — 1.36%
Fuchs Petrolub AG	1,899	$121,195

		121,195
OIL & GAS SERVICES — 0.15%
C.A.T. oil AG	1,629	13,687

		13,687
PACKAGING & CONTAINERS — 1.85%
Gerresheimer AGa	3,228	165,435

		165,435
PHARMACEUTICALS — 2.04%
Stada Arzneimittel AG	6,123	181,888

		181,888
REAL ESTATE — 11.13%
Colonia Real Estate AGa	567	2,995
Deutsche EuroShop AG	4,728	193,639
Deutsche Wohnen AG Bearer	14,583	282,034
DIC Asset AG	1,944	17,863
GAGFAH SAa	8,700	97,876
GSW Immobilien AG	5,091	215,790
IVG Immobilien AGa	14,673	35,782
PATRIZIA Immobilien AGa	2,808	23,662
TAG Immobilien AGa	10,272	124,246

		993,887
REAL ESTATE INVESTMENT TRUSTS — 1.50%
Alstria Office REIT AG	6,888	84,595
Hamborner REIT AG	3,399	32,974
Prime Office REIT AG	3,990	16,866

		134,435
RETAIL — 3.00%
BayWa AG Registered	1,464	64,424
Cewe Color Holding AG	423	17,575
Delticom AG	456	19,207
Douglas Holding AG	2,268	111,678
Takkt AG	1,476	20,003
Tom Tailor Holding AG	1,686	35,085

		267,972
SEMICONDUCTORS — 3.34%
AIXTRON SEb	10,053	125,715
Dialog Semiconductor PLC[a,b]	6,057	123,247
Kontron AG	5,430	25,813
Suss Microtec AGa	2,106	23,159

		297,934
SOFTWARE — 3.57%
Nemetschek AG	405	17,538
PSI AG	846	16,389
Software AG	6,780	284,691

		318,618

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

TELECOMMUNICATIONS — 3.37%
ADVA Optical Networking SEa	4,122	$22,865
Drillisch AG	4,818	68,208
Freenet AG	10,224	190,418
QSC AG	7,287	19,429

		300,920
TRANSPORTATION — 0.16%
VTG AG	921	14,027

		14,027

TOTAL COMMON STOCKS
(Cost: $7,960,303)		8,352,260

PREFERRED STOCKS — 6.34%

BIOTECHNOLOGY — 0.33%
Biotest AG	516	29,760

		29,760
BUILDING MATERIALS — 0.41%
Sto AG	261	36,492

		36,492
COMMERCIAL SERVICES — 0.20%
Sixt AG	1,059	17,423

		17,423
ELECTRONICS — 0.97%
Sartorius AG	936	86,713

		86,713
HEALTH CARE — PRODUCTS — 0.84%
Draegerwerk AG & Co. KGaA	780	75,071

		75,071
MACHINERY — 0.72%
Jungheinrich AG	1,695	64,614

		64,614
OIL & GAS — 2.87%
Fuchs Petrolub AG	3,672	256,318

		256,318

TOTAL PREFERRED STOCKS
(Cost: $502,389)		566,391

Security	Shares	Value

RIGHTS — 0.00%

REAL ESTATE — 0.00%
TAG Immobilien AGa	10,272	$—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 4.08%

MONEY MARKET FUNDS — 4.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	338,483	338,483
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	23,995	23,995
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	1,300	1,300

		363,778

TOTAL SHORT-TERM INVESTMENTS
(Cost: $363,778)		363,778

TOTAL INVESTMENTS IN SECURITIES — 103.96%
(Cost: $8,826,470)		9,282,429
Other Assets, Less Liabilities — (3.96)%		(353,547)

NET ASSETS — 100.00%		$8,928,882

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

30

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

APPAREL — 3.34%
Sitoy Group Holdings Ltd.	2,000	$1,329
Stella International Holdings Ltd.	18,500	47,646

		48,975
AUTO PARTS & EQUIPMENT — 2.22%
Xinyi Glass Holdings Co. Ltd.	58,000	32,630

		32,630
BANKS — 2.79%
Dah Sing Banking Group Ltd.	17,200	18,643
Dah Sing Financial Holdings Ltd.	5,200	22,242

		40,885
BEVERAGES — 0.22%
Silver Base Group Holdings Ltd.	10,225	3,206

		3,206
BIOTECHNOLOGY — 0.77%
CK Life Sciences International (Holdings) Inc.	128,000	11,231

		11,231
CHEMICALS — 0.22%
Sateri Holdings Ltd.[a]	15,500	3,280

		3,280
COMMERCIAL SERVICES — 0.17%
Pico Far East Holdings Ltd.	10,000	2,503

		2,503
DISTRIBUTION & WHOLESALE — 0.76%
Pacific Andes International Holdings Ltd.	34,000	1,755
VST Holdings Ltd.	22,000	4,542
YGM Trading Ltd.	2,053	4,900

		11,197
DIVERSIFIED FINANCIAL SERVICES — 1.70%
Get Nice Holdings Ltd.	44,000	1,873
Guotai Junan International Holdings Ltd.	16,000	4,377
Haitong International Securities Group Ltd.	6,000	2,222
Value Partners Group Ltd.	30,000	16,529

		25,001
ELECTRICAL COMPONENTS & EQUIPMENT — 2.91%
Johnson Electric Holdings Ltd.	56,000	37,718
Neo-Neon Holdings Ltd.[b]	19,500	4,982

		42,700

Security	Shares	Value

ELECTRONICS — 6.40%
AAC Technologies Holdings Inc.	23,000	$86,361
Truly International Holdings Ltd.	42,000	7,478

		93,839
ENGINEERING & CONSTRUCTION — 0.15%
SOCAM Development Ltd.	2,000	2,132

		2,132
HAND & MACHINE TOOLS — 5.84%
Techtronic Industries Co. Ltd.	43,500	85,652

		85,652
HOLDING COMPANIES — DIVERSIFIED — 3.08%
China Financial International Investments Ltd.[a,b]	170,000	9,103
Emperor International Holdings Ltd.	14,000	3,956
Melco International Development Ltd.	30,000	32,168

		45,227
HOME FURNISHINGS — 0.12%
Samson Holding Ltd.	13,000	1,795

		1,795
HOUSEHOLD PRODUCTS & WARES — 0.33%
Goodbaby International Holdings Ltd.	14,000	4,877

		4,877
INTERNET — 0.30%
SUNeVision Holdings Ltd.	20,000	4,336

		4,336
LODGING — 1.01%
Dorsett Hospitality International Ltd.	20,000	4,826
Regal Hotels International Holdings Ltd.	22,000	9,935

		14,761
MANUFACTURING — 0.76%
Singamas Container Holdings Ltd.	46,000	11,159

		11,159
MEDIA — 5.50%
Television Broadcasts Ltd.	11,000	80,690

		80,690
MINING — 3.20%
China Daye Non-Ferrous Metals Mining Ltd.[b]	130,000	5,116
CST Mining Group Ltd.[b]	648,000	9,281
G-Resources Group Ltd.[b]	522,000	24,584
IRC Ltd.[a,b]	34,000	3,861
Mongolia Energy Corp. Ltd.[b]	100,000	4,129

		46,971

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

OIL & GAS — 1.62%
Brightoil Petroleum (Holdings) Ltd.[a,b]	92,000	$17,569
Pearl Oriental Oil Ltd.[b]	72,000	6,132

		23,701
PHARMACEUTICALS — 0.61%
United Laboratories International Holdings Ltd. (The)[b]	18,000	8,895

		8,895
REAL ESTATE — 10.58%
CSI Properties Ltd.	128,000	5,203
Great Eagle Holdings Ltd.	11,000	35,200
HKR International Ltd.	24,800	12,640
K. Wah International Holdings Ltd.	50,000	24,710
Kowloon Development Co. Ltd.	20,000	23,639
Lai Sun Development Co. Ltd.[b]	204,000	6,554
Midland Holdings Ltd.	26,000	12,044
Polytec Asset Holdings Ltd.	15,000	1,877
Richfield Group Holdings Ltd.	64,000	3,055
Shun Tak Holdings Ltd.	56,000	26,302
Soundwill Holdings Ltd.	2,000	4,015

		155,239
REAL ESTATE INVESTMENT TRUSTS — 4.44%
Champion REIT	100,000	50,322
Prosperity REIT	12,000	3,716
Regal REIT	11,000	3,251
Sunlight REIT	17,000	7,809

		65,098
RETAIL — 23.83%
Bonjour Holdings Ltd.[a]	56,000	7,226
Cafe de Coral Holdings Ltd.	14,000	41,367
Chow Sang Sang Holdings International Ltd.[a]	11,000	26,797
Emperor Watch & Jewellery Ltd.	120,000	14,400
Esprit Holdings Ltd.[a]	64,950	100,902
Giordano International Ltd.	44,000	40,309
I.T Ltd.[a]	18,000	7,455
Luk Fook Holdings International Ltd.	10,000	30,000
Man Wah Holdings Ltd.	13,600	10,687
Ming Fung Jewellery Group Ltd.[a,b]	110,000	4,755
Newocean Energy Holdings Ltd.	16,000	7,474
Oriental Watch Holdings Ltd.[a]	14,000	5,239
Sa Sa International Holdings Ltd.[a]	36,000	29,450
Trinity Ltd.[a]	34,000	23,471

		349,532
TELECOMMUNICATIONS — 11.20%
Citic Telecom International Holdings Ltd.	42,000	9,375
City Telecom (HK) Ltd.	5,000	1,245
Foxconn International Holdings Ltd.[b]	70,000	35,406
Hutchison Telecommunications Hong Kong Holdings Ltd.	60,000	26,710
SmarTone Telecommunications Holding Ltd.	13,000	24,222

Security	Shares	Value

VTech Holdings Ltd.[a]	5,800	$67,392

		164,350
TEXTILES — 2.92%
Pacific Textile Holdings Ltd.	26,000	22,444
Texwinca Holdings Ltd.	24,000	20,407

		42,851
TRANSPORTATION — 2.93%
Pacific Basin Shipping Ltd.	56,000	29,625
SITC International Holdings Co. Ltd.	45,000	13,297

		42,922

TOTAL COMMON STOCKS
(Cost: $1,243,556)		1,465,635

SHORT-TERM INVESTMENTS — 23.11%

MONEY MARKET FUNDS — 23.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	316,059	316,059
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	22,406	22,406
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	486	486

		338,951

TOTAL SHORT-TERM INVESTMENTS
(Cost: $338,951)		338,951

TOTAL INVESTMENTS IN SECURITIES — 123.03%
(Cost: $1,582,507)		1,804,586
Other Assets, Less Liabilities — (23.03)%		(337,858)

NET ASSETS — 100.00%		$1,466,728

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

32

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.95%

AGRICULTURE — 4.71%
ITC Ltd.	221,330	$1,214,579

		1,214,579
AUTO MANUFACTURERS — 3.95%
Mahindra & Mahindra Ltd.	31,000	539,700
Maruti Suzuki (India) Ltd.	3,540	95,918
Tata Motors Ltd.	76,510	384,625

		1,020,243
BANKS — 17.74%
Axis Bank Ltd.	22,925	556,277
Bank of Baroda	8,280	116,083
Bank of India	11,800	60,882
Canara Bank Ltd.	9,160	78,229
HDFC Bank Ltd.	154,285	1,996,671
ICICI Bank Ltd.	42,975	868,941
Kotak Mahindra Bank Ltd.	29,175	359,599
State Bank of India	13,565	541,229

		4,577,911
BEVERAGES — 1.62%
United Breweries Ltd.	6,660	97,779
United Spirits Ltd.	8,700	319,274

		417,053
BUILDING MATERIALS — 1.93%
ACC Ltd.	5,180	131,788
Ambuja Cements Ltd.	62,025	237,176
Ultratech Cement Ltd.	3,595	128,308

		497,272
CHEMICALS — 0.89%
Asian Paints Ltd.	2,880	229,275

		229,275
COAL — 1.33%
Coal India Ltd.	50,850	342,661

		342,661
COMMERCIAL SERVICES — 0.37%
Adani Ports and Special Economic Zone Ltd.	39,725	95,049

		95,049
COMPUTERS — 13.35%
Infosys Ltd.	43,385	1,943,611
Tata Consultancy Services Ltd.	47,320	1,143,092
Wipro Ltd.	49,480	357,717

		3,444,420

Security	Shares	Value

COSMETICS & PERSONAL CARE — 0.38%
Dabur India Ltd.	42,130	$99,177

		99,177
DISTRIBUTION & WHOLESALE — 0.38%
Adani Enterprises Ltd.	22,270	98,157

		98,157
DIVERSIFIED FINANCIAL SERVICES — 12.19%
Housing Development Finance Corp. Ltd.	147,380	2,285,413
Infrastructure Development Finance Co. Ltd.	107,075	340,939
LIC Housing Finance Ltd.	30,010	146,588
Power Finance Corp. Ltd.	26,175	92,607
Rural Electrification Corp. Ltd.	29,840	126,530
Shriram Transport Finance Co. Ltd.	12,410	152,915

		3,144,992
ELECTRIC — 3.12%
NTPC Ltd.	58,265	173,954
Power Grid Corp. of India Ltd.	111,960	242,671
Reliance Infrastructure Ltd.	10,440	93,143
Reliance Power Ltd.[a]	56,560	101,069
Tata Power Co. Ltd.	98,215	194,643

		805,480
ELECTRICAL COMPONENTS & EQUIPMENT — 1.32%
Bharat Heavy Electricals Ltd.	58,745	253,091
Siemens Ltd.	7,035	86,730

		339,821
ENGINEERING & CONSTRUCTION — 3.17%
Jaiprakash Associates Ltd.	97,115	171,663
Larsen & Toubro Ltd.	21,045	645,297

		816,960
GAS — 0.96%
GAIL (India) Ltd.	38,345	249,089

		249,089
HOLDING COMPANIES — DIVERSIFIED — 0.25%
Aditya Birla Nuvo Ltd.	3,365	65,908

		65,908
HOUSEHOLD PRODUCTS & WARES — 3.96%
Godrej Consumer Products Ltd.	11,890	160,956
Hindustan Unilever Ltd.	87,085	861,484

		1,022,440

33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA INDEX FUND

November 30, 2012

Security	Shares	Value

INSURANCE — 0.31%
Reliance Capital Ltd.	10,160	$79,186

		79,186
IRON & STEEL — 2.33%
Jindal Steel & Power Ltd.	37,400	277,122
JSW Steel Ltd.	7,980	108,980
Tata Steel Ltd.	30,350	215,482

		601,584
LEISURE TIME — 1.68%
Bajaj Auto Ltd.	8,400	298,181
Hero Motocorp Ltd.	4,040	135,668

		433,849
MEDIA — 0.66%
Zee Entertainment Enterprises Ltd.	47,175	169,291

		169,291
MINING — 2.37%
Hindalco Industries Ltd.	104,610	224,240
Sesa Goa Ltd.	35,320	118,307
Sterlite Industries (India) Ltd.	135,455	270,312

		612,859
OIL & GAS — 10.41%
Bharat Petroleum Corp. Ltd.	17,140	109,498
Cairn India Ltd.	48,105	291,885
Oil & Natural Gas Corp. Ltd.	77,655	378,246
Reliance Industries Ltd.	130,700	1,907,098

		2,686,727
PHARMACEUTICALS — 5.60%
Cipla Ltd.	34,800	265,279
Divi’s Laboratories Ltd.	4,010	87,351
Dr. Reddy’s Laboratories Ltd.	10,225	342,005
Lupin Ltd.	14,915	162,051
Piramal Enterprises Ltd.	6,945	63,571
Ranbaxy Laboratories Ltd.[a]	12,565	116,456
Sun Pharmaceuticals Industries Ltd.	31,300	408,462

		1,445,175
REAL ESTATE — 0.93%
DLF Ltd.	41,505	160,084
Unitech Ltd.[a]	135,140	78,756

		238,840
RETAIL — 0.48%
Titan Industries Ltd.	21,480	123,087

		123,087

Security	Shares	Value

SOFTWARE — 1.46%
HCL Technologies Ltd.	20,975	$253,150
Satyam Computer Services Ltd.[a]	66,110	123,907

		377,057
TELECOMMUNICATIONS — 2.10%
Bharti Airtel Ltd.	57,045	353,418
Idea Cellular Ltd.[a]	66,730	119,058
Reliance Communications Ltd.	53,350	70,126

		542,602

TOTAL COMMON STOCKS
(Cost: $24,672,805)		25,790,744

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $24,672,805)		25,790,744
Other Assets, Less Liabilities — 0.05%		12,059

NET ASSETS — 100.00%		$25,802,803

[a]	Non-income earning security.

See accompanying notes to consolidated schedules of investments.

34

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.88%

AIRLINES — 0.24%
Jet Airways India Ltd.[a]	666	$6,453
SpiceJet Ltd.[a]	7,878	5,967

		12,420
APPAREL — 2.08%
Arvind Ltd.	20,663	34,188
Bata India Ltd.	3,000	50,795
Page Industries Ltd.	203	12,508
Tuni Textile Mills Ltd.[a]	2,420	9,232

		106,723
AUTO MANUFACTURERS — 2.15%
Ashok Leyland Ltd.	168,332	87,887
Eicher Motors Ltd.	442	22,251

		110,138
AUTO PARTS & EQUIPMENT — 1.96%
Amtek Auto Ltd.	22,642	29,637
Amtek India Ltd.	6,154	11,755
MRF Ltd.	292	58,747

		100,139
BANKS — 11.87%
Andhra Bank	30,842	62,427
Dena Bank	23,953	48,923
Federal Bank Ltd.	19,003	168,318
Indian Overseas Bank	31,994	46,084
Jammu & Kashmir Bank Ltd.	2,852	72,116
Karnataka Bank Ltd.	20,769	66,933
Karur Vysya Bank Ltd.	6,485	55,879
Syndicate Bank	2,637	6,186
UCO Bank	32,779	45,437
Vijaya Bank	32,917	35,461

		607,764
BEVERAGES — 4.08%
McLeod Russel India Ltd.	9,886	63,838
Radico Khaitan Ltd.	2,220	5,957
Tata Global Beverages Ltd.	45,509	138,840

		208,635
BIOTECHNOLOGY — 1.24%
Advanta India Ltd.[a]	337	5,328
Biocon Ltd.	11,034	58,116

		63,444
BUILDING MATERIALS — 2.33%
Century Textiles & Industries Ltd.	7,618	58,043
India Cements Ltd.	32,524	51,302
Madras Cements Ltd.	2,636	9,833

		119,178

Security	Shares	Value

CHEMICALS — 4.86%
Bayer CropScience Ltd.	463	$10,867
Berger Paints India Ltd.	5,176	14,302
Chambal Fertilizers & Chemicals Ltd.	21,586	26,747
EID Parry India Ltd.	3,153	13,413
Godrej Industries Ltd.	11,491	64,896
Gujarat Fluorochemicals Ltd.	4,372	26,616
Gujarat State Fertilisers & Chemicals Ltd.	30,090	39,691
Rallis India Ltd.	2,152	6,316
United Phosphorus Ltd.	21,104	45,704

		248,552
COMMERCIAL SERVICES — 0.25%
Gujarat Pipavav Port Ltd.[a]	14,670	12,608

		12,608
COMPUTERS — 1.56%
HCL Infosystems Ltd.	6,415	4,552
MindTree Ltd.	925	12,251
NIIT Technologies Ltd.	937	4,814
Redington India Ltd.	38,489	58,446

		80,063
DIVERSIFIED FINANCIAL SERVICES — 11.90%
Bajaj Finance Ltd.	3,231	81,801
Blue Circle Services Ltd.	3,971	4,983
Dewan Housing Finance Corp. Ltd.	5,204	19,153
Edelweiss Financial Services Ltd.	8,075	5,396
Financial Technologies (India) Ltd.	3,447	72,048
Gruh Finance Ltd.	1,411	5,497
IFCI Ltd.	90,974	52,348
India Infoline Ltd.	14,719	21,106
Indiabulls Financial Services Ltd.	26,415	122,108
Mahindra & Mahindra Financial Services Ltd.	7,832	144,013
Manappuram Finance Ltd.	64,040	43,031
Multi Commodity Exchange of India Ltd.	686	20,138
SREI Infrastructure Finance Ltd.	8,086	5,255
Sundaram Finance Ltd.	664	12,202

		609,079
ELECTRIC — 3.32%
CESC Ltd.	12,036	68,538
GVK Power & Infrastructure Ltd.[a]	138,247	35,582
Indiabulls Infrastructure and Power Ltd.[a]	48,279	5,680
Lanco Infratech Ltd.[a]	48,101	12,336
PTC India Ltd.	36,235	47,896

		170,032
ELECTRICAL COMPONENTS & EQUIPMENT — 3.26%
Alstom T&D India Ltd.	14,204	51,625
Amara Raja Batteries Ltd.	2,597	11,933
Bajaj Electricals Ltd.	1,370	5,224
Havells India Ltd.	6,557	69,168
Schneider Electric Infrastructure Ltd. New	3,140	5,718
Suzlon Energy Ltd.[a]	64,598	23,217

		166,885

35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 3.30%
GMR Infrastructure Ltd.[a]	99,970	$34,184
Hindustan Construction Co. Ltd.[a]	16,149	5,418
IVRCL Ltd. Class La	37,419	29,030
NCC Ltd.	13,474	11,828
Punj Lloyd Ltd.	34,933	34,936
Voltas Ltd.	26,779	53,317

		168,713
FOOD — 2.49%
Balrampur Chini Mills Ltd.[a]	9,630	11,322
Britannia Industries Ltd.	3,168	29,015
REI Agro Ltd.	106,310	23,257
Ruchi Soya Industries Ltd.	26,870	30,454
Shree Renuka Sugars Ltd.	58,518	33,565

		127,613
GAS — 1.67%
Gujarat Gas Co. Ltd.	7,977	44,061
Indraprastha Gas Ltd.	8,434	41,220

		85,281
HEALTH CARE — SERVICES — 3.39%
Apollo Hospitals Enterprise Ltd.	11,123	167,474
Fortis Healthcare Ltd.[a]	2,931	6,043

		173,517
HOLDING COMPANIES — DIVERSIFIED — 0.70%
Sintex Industries Ltd.	30,646	35,860

		35,860
HOME BUILDERS — 1.28%
Sobha Developers Ltd.	9,785	65,821

		65,821
HOME FURNISHINGS — 0.45%
TTK Prestige Ltd.	254	16,548
Whirlpool of India Ltd.[a]	1,326	6,444

		22,992
HOUSEHOLD PRODUCTS & WARES — 0.14%
Jyothy Laboratories Ltd.	2,070	7,076

		7,076
INSURANCE — 1.90%
MAX India Ltd.	22,157	97,516

		97,516

Security	Shares	Value

IRON & STEEL — 0.64%
MOIL Ltd.	1,153	$5,158
Orissa Minerals Development Co. Ltd. New	400	27,533

		32,691
LEISURE TIME — 1.08%
Cox & Kings Ltd.	12,471	31,455
TVS Motor Co. Ltd.	33,002	23,662

		55,117
LODGING — 1.58%
EIH Ltd.	5,123	6,791
Indian Hotels Co. Ltd.	64,420	74,137

		80,928
MACHINERY — 1.38%
Thermax Ltd.	6,510	70,575

		70,575
MANUFACTURING — 0.91%
Jain Irrigation Systems Ltd.	22,962	28,663
Kemrock Industries & Exports Ltd.	62	65
Supreme Industries Ltd.	987	5,222
VIP Industries Ltd.	8,582	12,866

		46,816
MEDIA — 0.87%
DEN Networks Ltd.[a]	1,593	5,973
Hathway Cable & Datacom Ltd.[a]	1,400	6,990
Jagran Prakashan Ltd.	3,472	6,508
TV18 Broadcast Ltd.[a]	38,328	25,190

		44,661
METAL FABRICATE & HARDWARE — 3.77%
Bharat Forge Ltd.	16,204	79,076
Jindal Saw Ltd.	22,086	53,555
Maharashtra Seamless Ltd.	1,000	5,487
Tube Investments of India Ltd.	4,766	14,786
Welspun Corp. Ltd.	20,534	39,920

		192,824
MINING — 1.17%
Gujarat Mineral Development Corp. Ltd.	15,531	59,946

		59,946
OIL & GAS — 0.37%
Aban Offshore Ltd.	2,707	18,978

		18,978
PHARMACEUTICALS — 7.11%
Aurobindo Pharma Ltd.	20,001	69,127
Emami Ltd.	7,984	88,434

36

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Ipca Laboratories Ltd.	7,438	$62,552
Novartis India Ltd.	452	5,618
Strides Arcolab Ltd.	4,905	102,045
Sun Pharma Advanced Research Co. Ltd.[a]	3,753	8,276
Torrent Pharmaceuticals Ltd.	1,208	14,845
Unichem Laboratories Ltd.	3,821	13,315

		364,212
PIPELINES — 0.86%
Gujarat State Petronet Ltd.	32,412	43,856

		43,856
REAL ESTATE — 3.22%
Anant Raj Industries Ltd.	6,626	12,041
Housing Development & Infrastructure Ltd.[a]	36,500	75,758
Indiabulls Real Estate Ltd.[a]	45,492	57,414
Prestige Estates Projects Ltd.	4,723	14,292
Sunteck Realty Ltd.	721	5,150

		164,655
RETAIL — 3.87%
Gitanjali Gems Ltd.	5,713	51,779
Jubilant Foodworks Ltd.[a]	3,715	85,900
Rajesh Exports Ltd.	14,963	34,647
Shoppers Stop Ltd.	2,161	17,081
Trent Ltd.	379	8,491

		197,898
SHIPBUILDING — 0.86%
Pipavav Defence & Offshore Engineering Co. Ltd.[a]	28,332	43,830

		43,830
SOFTWARE — 3.00%
CMC Ltd.	334	6,929
Core Education & Technologies Ltd.	9,060	52,424
Hexaware Technologies Ltd.	31,021	62,162
Indian Infotech & Software Ltd.[a]	15,961	6,573
KPIT Cummins Infosystems Ltd.	6,136	14,552
Polaris Financial Technology Ltd.	2,355	5,420
Rolta India Ltd.	4,624	5,296

		153,356
TEXTILES — 1.63%
Bombay Dyeing & Manufacturing Co. Ltd. New	15,815	36,896
Raymond Ltd.	5,737	46,459

		83,355
TRANSPORTATION — 1.14%
Gateway Distriparks Ltd.	1,883	4,628
Great Eastern Shipping Co. Ltd. (The)	11,547	53,845

		58,473

Security	Shares	Value

TOTAL COMMON STOCKS
(Cost: $5,033,783)		$5,112,220

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $5,033,783)		5,112,220
Other Assets, Less Liabilities — 0.12%		6,114

NET ASSETS — 100.00%		$5,118,334

[a]	Non-income earning security.

See accompanying notes to consolidated schedules of investments.

37

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.07%

AGRICULTURE — 6.01%
PT Astra Agro Lestari Tbk	1,181,170	$2,216,194
PT Bakrie Sumatera Plantations Tbk	30,874,404	308,953
PT Bisi International Tbk	4,500,500	412,825
PT BW Plantation Tbk	4,245,752	615,166
PT Central Proteinaprima Tbk[a,b]	450,000	—
PT Charoen Pokphand Indonesia Tbk	22,139,725	7,904,160
PT Gudang Garam Tbk	1,443,242	7,950,731
PT Japfa Comfeed Indonesia Tbk	2,797,000	1,559,801
PT Malindo Feedmill Tbk[a]	2,288,500	512,876
PT Sampoerna Agro Tbk	1,984,872	465,520

		21,946,226
AIRLINES — 0.40%
PT Garuda Indonesia (Persero) Tbk[a]	20,379,000	1,465,733

		1,465,733
AUTO PARTS & EQUIPMENT — 0.42%
PT Gajah Tunggal Tbk	4,704,986	1,078,957
PT Selamat Sempurna Tbk	1,728,000	463,814

		1,542,771
BANKS — 27.21%
PT Bank Bukopin Tbk	9,468,699	611,935
PT Bank Central Asia Tbk	36,616,274	33,587,660
PT Bank Danamon Indonesia Tbk	9,964,360	5,608,750
PT Bank Mandiri (Persero) Tbk	28,002,780	24,081,194
PT Bank Negara Indonesia (Persero) Tbk	22,157,058	8,545,485
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	7,200,336	788,070
PT Bank Pembangunan Daerah Jawa Timur Tbk[a]	8,862,000	364,881
PT Bank Rakyat Indonesia (Persero) Tbk	32,973,672	24,231,447
PT Bank Tabungan Negara (Persero) Tbk	9,225,926	1,548,313

		99,367,735
BUILDING MATERIALS — 7.22%
PT Asahimas Flat Glass Tbk	260,426	223,955
PT Holcim Indonesia Tbk	4,598,000	1,713,436
PT Indocement Tunggal Prakarsa Tbk	4,418,144	10,707,442
PT Semen Gresik (Persero) Tbk	8,898,155	13,727,284

		26,372,117
CHEMICALS — 0.04%
PT Polychem Indonesia Tbk[a]	4,084,000	146,868

		146,868
COAL — 4.98%
PT Adaro Energy Tbk	43,185,339	6,032,038
PT Bukit Asam (Persero) Tbk	2,419,550	3,530,901
PT Bumi Resources Tbk	43,628,417	2,683,146
PT Darma Henwa Tbk[a]	35,957,350	187,405
PT Indika Energy Tbk	4,689,500	630,579

Security	Shares	Value

PT Indo Tambangraya Megah Tbk	1,186,380	$4,853,851
PT Resource Alam Indonesia Tbk	1,200,000	275,186

		18,193,106
COMMERCIAL SERVICES — 1.27%
PT Citra Marga Nusaphala Persada Tbk	4,500,500	985,151
PT Jasa Marga (Persero) Tbk	6,142,500	3,649,581

		4,634,732
DISTRIBUTION & WHOLESALE — 0.64%
PT AKR Corporindo Tbk	5,200,168	2,330,820

		2,330,820
DIVERSIFIED FINANCIAL SERVICES — 0.07%
PT Clipan Finance Indonesia Tbk	5,663,000	239,070

		239,070
ENGINEERING & CONSTRUCTION — 1.05%
PT Adhi Karya Persero Tbk	2,702,500	532,415
PT Alam Sutera Realty Tbk	29,477,116	1,874,294
PT Pembangunan Perumahan (Persero) Tbk	3,632,000	352,089
PT Wijaya Karya (Persero) Tbk	6,372,639	1,082,754

		3,841,552
FOOD — 2.55%
PT Indofood Sukses Makmur Tbk	13,171,730	8,031,961
PT Nippon Indosari Corpindo Tbk	607,500	405,274
PT Tiga Pilar Sejahtera Food Tbk	4,389,500	544,484
PT Tunas Baru Lampung Tbk	6,672,500	333,851

		9,315,570
GAS — 4.23%
PT Perusahaan Gas Negara (Persero) Tbk	32,729,278	15,437,534

		15,437,534
HOLDING COMPANIES — DIVERSIFIED — 0.09%
PT ABM Investama Tbk[a]	1,072,000	324,053

		324,053
HOUSEHOLD PRODUCTS & WARES — 3.44%
PT Unilever Indonesia Tbk	4,578,504	12,575,554

		12,575,554
INSURANCE — 0.15%
PT Panin Financial Tbk[a]	37,852,778	536,611

		536,611
IRON & STEEL — 0.18%
PT Krakatau Steel (Persero) Tbk	9,466,000	651,228

		651,228

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

MACHINERY — 2.58%
PT Hexindo Adiperkasa Tbk	629,818	$482,531
PT United Tractors Tbk	5,036,296	8,950,732

		9,433,263
MEDIA — 1.68%
PT Bhakti Investama Tbk	69,598,000	3,990,087
PT Global Mediacom Tbk	5,195,500	1,299,755
PT Media Nusantara Citra Tbk	2,170,000	605,071
PT MNC Sky Vision Tbk[a]	904,000	254,422

		6,149,335
METAL FABRICATE & HARDWARE — 0.26%
PT Bakrie and Brothers Tbk[a]	181,129,614	944,023

		944,023
MINING — 1.06%
PT Aneka Tambang (Persero) Tbk	10,016,566	1,294,683
PT Borneo Lumbung Energi & Metal Tbk[a]	2,805,000	181,279
PT Delta Dunia Makmur Tbk[a]	14,704,554	243,709
PT Timah (Persero) Tbk	6,040,410	824,823
PT Vale Indonesia Tbk	6,193,334	1,339,570

		3,884,064
OIL & GAS — 0.67%
PT Benakat Petroleum Energy Tbk[a]	47,313,920	1,109,671
PT Energi Mega Persada Tbk[a]	91,323,442	713,948
PT Medco Energi Internasional Tbk	3,999,252	612,801

		2,436,420
PHARMACEUTICALS — 2.01%
PT Kalbe Farma Tbk	68,560,085	7,360,910

		7,360,910
REAL ESTATE — 5.34%
PT Agung Podomoro Land Tbk[a]	18,452,500	702,055
PT Bakrieland Development Tbk[a]	117,520,795	710,502
PT Bekasi Fajar Industrial Estate Tbk[a]	6,574,500	493,422
PT Ciputra Development Tbk	31,851,322	2,589,673
PT Ciputra Property Tbk	8,303,140	493,333
PT Gading Development Tbk[a]	12,007,000	481,857
PT Intiland Development Tbk	12,440,120	408,468
PT Kawasan Industri Jababeka Tbk[a]	44,592,500	924,992
PT Lippo Cikarang Tbk[a]	123,164	42,687
PT Lippo Karawaci Tbk	55,392,140	6,178,099
PT Modernland Realty Tbk[a]	7,520,595	431,159
PT Pakuwon Jati Tbk	28,898,600	692,831
PT Sentul City Tbk[a]	65,940,050	1,305,948
PT Summarecon Agung Tbk	14,435,098	2,888,976
PT Surya Semesta Internusa Tbk	9,882,015	1,153,683

		19,497,685
RETAIL — 13.87%
PT Agis Tbk[a]	14,857,000	898,219

Security	Shares	Value

PT Astra International Tbk	60,731,330	$45,895,882
PT Erajaya Swasembada Tbk[a]	3,045,500	912,682
PT Mitra Adiperkasa Tbk	2,241,000	1,658,529
PT Ramayana Lestari Sentosa Tbk	9,580,500	1,278,265

		50,643,577
TELECOMMUNICATIONS — 10.14%
PT Bakrie Telecom Tbk[a]	73,410,268	382,604
PT Indosat Tbk	4,075,878	2,357,963
PT Telekomunikasi Indonesia (Persero) Tbk	30,243,178	28,372,190
PT Tower Bersama Infrastructure Tbk[a]	3,598,000	2,250,274
PT XL Axiata Tbk	6,821,000	3,661,662

		37,024,693
TRANSPORTATION — 0.51%
PT Berlian Laju Tanker Tbk[a,b]	20,137,514	308,564
PT Trada Maritime Tbk[a]	14,599,000	1,552,195

		1,860,759

TOTAL COMMON STOCKS
(Cost: $376,662,950)		358,156,009

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	454,151	454,151

		454,151

TOTAL SHORT-TERM INVESTMENTS
(Cost: $454,151)		454,151

TOTAL INVESTMENTS IN SECURITIES — 98.19%
(Cost: $377,117,101)		358,610,160
Other Assets, Less Liabilities — 1.81%		6,612,001

NET ASSETS — 100.00%		$365,222,161

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

39

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.54%

AIRLINES — 8.08%
Aer Lingus Group PLC	325,567	$461,541
Ryanair Holdings PLC SP ADR	16,467	566,959

		1,028,500
BANKS — 5.01%
Bank of Ireland[a]	4,379,144	637,898

		637,898
BEVERAGES — 4.54%
C&C Group PLC	108,669	578,766

		578,766
BUILDING MATERIALS — 26.79%
CRH PLC	155,694	2,845,063
Kingspan Group PLC	53,515	566,557

		3,411,620
DISTRIBUTION & WHOLESALE — 4.60%
DCC PLC	19,437	586,490

		586,490
ENTERTAINMENT — 4.59%
Paddy Power PLC	7,744	584,268

		584,268
FOOD — 21.74%
Fyffes PLC	29,535	19,207
Glanbia PLC	55,198	567,145
Kerry Group PLC Class A	33,264	1,742,856
Total Produce PLC	637,791	439,641

		2,768,849
FOREST PRODUCTS & PAPER — 4.50%
Smurfit Kappa Group PLC	48,884	572,842

		572,842
INSURANCE — 3.48%
FBD Holdings PLC	32,153	443,273

		443,273
MEDIA — 0.11%
Independent News & Media PLC[a]	235,298	13,771

		13,771

Security	Shares	Value

OIL & GAS — 0.09%
Providence Resources PLC[a]	1,320	$11,503

		11,503
PHARMACEUTICALS — 8.00%
Elan Corp. PLC[a]	100,837	1,012,467
United Drug PLC	1,543	6,405

		1,018,872
RETAIL — 4.36%
Grafton Group PLC Units	114,873	555,782

		555,782
TRANSPORTATION — 3.65%
Irish Continental Group PLC	19,360	465,319

		465,319

TOTAL COMMON STOCKS
(Cost: $11,163,808)		12,677,753

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	1,329	1,329

		1,329

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,329)		1,329

TOTAL INVESTMENTS IN SECURITIES — 99.55%
(Cost: $11,165,137)		12,679,082
Other Assets, Less Liabilities — 0.45%		57,693

NET ASSETS — 100.00%		$12,736,775

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

40

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.62%

AGRICULTURE — 0.38%
PGG Wrightson Ltd.[a]	1,917,100	$566,377

		566,377
AIRLINES — 1.59%
Air New Zealand Ltd.	2,270,314	2,384,811

		2,384,811
BUILDING MATERIALS — 18.22%
Fletcher Building Ltd.	4,202,304	27,313,083

		27,313,083
CHEMICALS — 2.03%
Nuplex Industries Ltd.	1,255,170	3,048,964

		3,048,964
ELECTRIC — 9.19%
Contact Energy Ltd.[a]	1,663,326	7,261,847
Infratil Ltd.	3,416,350	6,518,435

		13,780,282
ENGINEERING & CONSTRUCTION — 8.29%
Auckland International Airport Ltd.	5,647,276	12,420,294

		12,420,294
HEALTH CARE — PRODUCTS — 4.68%
Fisher & Paykel Healthcare Corp. Ltd.[b]	3,336,198	7,008,900

		7,008,900
HEALTH CARE — SERVICES — 4.45%
Ryman Healthcare Ltd.	1,944,546	6,670,411

		6,670,411
INTERNET — 3.02%
Trade Me Ltd.	1,306,684	4,525,234

		4,525,234
LODGING — 7.19%
SKYCITY Entertainment Group Ltd.	3,511,122	10,776,447

		10,776,447
MEDIA — 3.35%
Sky Network Television Ltd.	1,159,366	5,014,057

		5,014,057

Security	Shares	Value

OIL & GAS — 1.25%
New Zealand Oil & Gas Ltd.	2,561,768	$1,871,061

		1,871,061
REAL ESTATE — 2.89%
Precinct Properties New Zealand Ltd.	5,282,034	4,334,702

		4,334,702
REAL ESTATE INVESTMENT TRUSTS — 6.69%
Goodman Property Trust	6,008,562	5,029,546
Kiwi Income Property Trust	5,205,752	4,998,359

		10,027,905
RETAIL — 1.15%
Warehouse Group Ltd.(The)	686,796	1,719,039

		1,719,039
TELECOMMUNICATIONS — 19.27%
Chorus Ltd.	2,501,138	6,978,702
Telecom Corp. of New Zealand Ltd.	11,557,282	21,909,161

		28,887,863
TRANSPORTATION — 5.98%
Freightways Ltd.	1,000,094	3,570,164
Mainfreight Ltd.	586,606	5,391,661

		8,961,825

TOTAL COMMON STOCKS
(Cost: $137,101,412)		149,311,255

SHORT-TERM INVESTMENTS — 1.28%

MONEY MARKET FUNDS — 1.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	1,638,823	1,638,823
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	116,177	116,177

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	168,746	$168,746

		1,923,746

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,923,746)		1,923,746

TOTAL INVESTMENTS IN SECURITIES — 100.90%
(Cost: $139,025,158)		151,235,001
Other Assets, Less Liabilities — (0.90)%		(1,347,130)

NET ASSETS — 100.00%		$149,887,871

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

42

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

AIRLINES — 0.76%
Norwegian Air Shuttle ASa	2,688	$64,311

		64,311
BANKS — 8.24%
DNB ASA	51,015	635,498
SpareBank 1 SMN	9,798	61,416

		696,914
CHEMICALS — 4.68%
Yara International ASA	7,887	395,642

		395,642
ENGINEERING & CONSTRUCTION — 3.28%
Aker Solutions ASA	11,796	222,029
Kvaerner ASA	18,435	55,011

		277,040
ENVIRONMENTAL CONTROL — 1.17%
Tomra Systems ASA	12,069	99,306

		99,306
FOOD — 4.34%
Austevoll Seafood ASA	9,516	43,687
Cermaq ASA[a]	4,815	65,039
Copeinca ASA	3,936	26,757
Leroey Seafood Group ASA	2,202	48,990
Marine Harvest ASA[a]	188,112	164,415
Morpol ASA[a]	12,690	17,813

		366,701
HOLDING COMPANIES — DIVERSIFIED — 1.03%
Aker ASA Class A	2,379	87,163

		87,163
HOME BUILDERS — 0.38%
BWG Homes ASA[a]	15,480	32,526

		32,526
INSURANCE — 3.81%
Gjensidige Forsikring ASA	14,127	199,179
Storebrand ASA[a]	25,659	123,414

		322,593
INTERNET — 0.77%
Atea ASA	6,000	65,155

		65,155

Security	Shares	Value

MANUFACTURING — 4.51%
Orkla ASA	46,839	$381,265

		381,265
MEDIA — 2.66%
Schibsted ASA	5,430	224,834

		224,834
MINING — 3.93%
Norsk Hydro ASA	62,391	299,206
Northland Resources SAa	39,285	32,949

		332,155
OIL & GAS — 30.39%
Det norske oljeselskap ASA[a,b]	5,106	73,478
DNO International ASA[a,b]	52,623	92,731
Northern Offshore Ltd.	15,615	27,571
Norwegian Energy Co. ASA[a]	28,047	18,175
Seadrill Ltd.	18,798	723,581
Sevan Drilling ASa	32,118	21,267
Statoil ASA	65,952	1,612,860

		2,569,663
OIL & GAS SERVICES — 14.67%
Archer Ltd.[a,b]	14,229	14,622
BW Offshore Ltd.	37,512	26,825
Electromagnetic GeoServices ASa	13,659	28,700
Fred Olsen Energy ASA	2,685	118,618
Petroleum Geo-Services ASA	14,886	249,570
Polarcus Ltd.[a]	45,408	45,942
Prosafe SE	17,472	147,249
Subsea 7 SA	16,725	382,433
TGS-NOPEC Geophysical Co. ASA	7,152	226,679

		1,240,638
PHARMACEUTICALS — 1.45%
Algeta ASA[a,b]	2,424	65,442
Clavis Pharma ASA[a]	6,414	7,316
Pronova BioPharma ASA	22,596	49,873

		122,631
REAL ESTATE — 0.86%
Norwegian Property ASA	46,989	68,035
Selvaag Bolig ASA[a]	1,500	4,926

		72,961
SEMICONDUCTORS — 0.59%
Nordic Semiconductor ASA[a]	12,435	32,166
Renewable Energy Corp. ASA[a,b]	126,108	17,914

		50,080

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

SOFTWARE — 0.53%
Opera Software ASA	7,947	$44,903

		44,903
TELECOMMUNICATIONS — 9.31%
Telenor ASA	38,772	787,290

		787,290
TRANSPORTATION — 2.56%
Deep Sea Supply PLC[a]	14,820	24,205
Frontline Ltd.[a,b]	6,861	22,885
Golden Ocean Group Ltd.[a]	35,907	26,629
Hoegh LNG Holdings Ltd.[a]	3,252	24,059
Hurtigruten ASA[a]	40,680	22,123
Songa Offshore SEa,b	14,703	14,798
Stolt-Nielsen Ltd.	2,799	48,928
Wilh Wilhelmsen ASA	4,182	32,712

		216,339

TOTAL COMMON STOCKS
(Cost: $8,089,551)		8,450,110

SHORT-TERM INVESTMENTS — 2.25%

MONEY MARKET FUNDS — 2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	176,966	176,966
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	12,545	12,545
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	560	560

		190,071

TOTAL SHORT-TERM INVESTMENTS
(Cost: $190,071)		190,071

TOTAL INVESTMENTS IN SECURITIES — 102.17%
(Cost: $8,279,622)		8,640,181
Other Assets, Less Liabilities — (2.17)%		(183,098)

NET ASSETS — 100.00%		$8,457,083

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

44

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.43%

AIRLINES — 0.75%
Cebu Air Inc.	847,190	$1,305,282

		1,305,282
BANKS — 13.33%
Bank of the Philippine Islands	2,850,205	6,203,674
BDO Unibank Inc.[a]	5,732,726	10,017,199
East West Banking Corp.[a]	423,700	278,736
Metropolitan Bank & Trust Co.	843,643	2,059,075
Philippine National Bank[a]	793,898	1,718,268
Rizal Commercial Banking Corp.	909,588	1,232,360
Security Bank Corp.	399,365	1,600,781

		23,110,093
COMMERCIAL SERVICES — 3.12%
International Container Terminal Services Inc.	3,110,000	5,400,098

		5,400,098
ELECTRIC — 9.35%
Aboitiz Power Corp.	7,368,415	6,388,122
Energy Development Corp.	30,077,320	5,193,101
First Gen Corp.[a]	4,702,537	2,645,105
First Philippine Holdings Corp.	875,939	1,970,809

		16,197,137
ENGINEERING & CONSTRUCTION — 2.44%
DMCI Holdings Inc.	3,162,000	4,237,652

		4,237,652
ENTERTAINMENT — 0.34%
PhilWeb Corp.	1,743,228	592,587

		592,587
FOOD — 3.80%
Universal Robina Corp.	3,496,000	6,583,321

		6,583,321
HOLDING COMPANIES — DIVERSIFIED — 18.51%
Aboitiz Equity Ventures Inc.	7,733,300	9,323,837
Alliance Global Group Inc.	16,457,739	6,560,556
Ayala Corp.	713,058	8,391,379
GT Capital Holdings Inc.	188,240	2,743,728
San Miguel Corp.	1,899,283	5,062,897

		32,082,397
MEDIA — 0.64%
Lopez Holdings Corp.	7,310,850	1,117,457

		1,117,457

Security	Shares	Value

MINING — 1.59%
Atlas Consolidated Mining & Development Corp.[a]	2,866,931	$1,214,361
Lepanto Consolidated Mining Co. Class Ba	24,252,579	593,118
Nickel Asia Corp.	2,407,900	939,841

		2,747,320
OIL & GAS — 0.52%
Philex Petroleum Corp.[a]	1,357,000	896,038

		896,038
REAL ESTATE — 20.46%
Ayala Land Inc.	22,008,940	12,917,940
Belle Corp.[a]	16,879,667	2,101,186
Filinvest Land Inc.	38,736,590	1,430,478
Global-Estate Resorts Inc.[a]	8,378,677	374,981
Megaworld Corp.	41,006,540	2,517,153
Robinsons Land Corp.	6,543,110	3,040,330
SM Development Corp.	7,400,785	1,047,947
SM Prime Holdings Inc.	27,814,681	10,584,408
Vista Land & Lifescapes Inc.	11,875,600	1,452,140

		35,466,563
RETAIL — 14.87%
Jollibee Foods Corp.	1,669,743	4,267,257
Puregold Price Club Inc.	3,869,063	3,046,805
SM Investments Corp.	860,312	18,451,788

		25,765,850
TELECOMMUNICATIONS — 8.41%
Globe Telecom Inc.	132,695	3,650,816
Philippine Long Distance Telephone Co.	172,822	10,929,755

		14,580,571
WATER — 1.30%
Manila Water Co. Inc.	2,811,729	2,251,996

		2,251,996

TOTAL COMMON STOCKS
(Cost: $149,590,723)		172,334,362

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	114,958	$114,958

		114,958

TOTAL SHORT-TERM INVESTMENTS
(Cost: $114,958)		114,958

TOTAL INVESTMENTS IN SECURITIES — 99.50%
(Cost: $149,705,681)		172,449,320
Other Assets, Less Liabilities — 0.50%		871,011

NET ASSETS — 100.00%		$173,320,331

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

46

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.62%

AGRICULTURE — 2.01%
Kernel Holding SAa	135,580	$2,916,022

		2,916,022
BANKS — 28.24%
Bank Handlowy w Warszawie SA	99,661	3,089,140
Bank Millennium SAa	1,248,150	1,693,598
Bank Pekao SA	261,608	13,048,750
BRE Bank SAa,b	41,992	4,197,008
Getin Noble Bank SAa,b	3,600,105	1,867,434
Powszechna Kasa Oszczednosci Bank Polski SA	1,552,552	17,088,802

		40,984,732
BIOTECHNOLOGY — 0.28%
Bioton SAa,b	14,447,491	411,264

		411,264
BUILDING MATERIALS — 0.17%
Rovese SAa,b	528,082	248,871

		248,871
CHEMICALS — 4.09%
Boryszew SAa	3,072,805	495,669
Ciech SAa,b	110,819	785,143
Synthos SA	1,417,937	2,556,336
Zaklady Azotowe Pulawy SA	24,710	1,054,316
Zaklady Azotowe w Tarnowie-Moscicach SAa	65,805	1,043,797

		5,935,261
COAL — 4.52%
Jastrzebska Spolka Weglowa SA	99,992	2,765,740
Lubelski Wegiel Bogdanka SAb	93,403	3,796,209

		6,561,949
COMMERCIAL SERVICES — 0.38%
KRUK SAa	39,981	553,878

		553,878
COMPUTERS — 1.78%
Asseco Poland SA	188,400	2,587,956

		2,587,956
DIVERSIFIED FINANCIAL SERVICES — 0.82%
Warsaw Stock Exchange SA	102,365	1,192,448

		1,192,448

Security	Shares	Value

ELECTRIC — 10.25%
ENEA SA	363,594	$1,794,021
Polska Grupa Energetyczna SA	1,597,444	9,266,403
Tauron Polska Energia SA	2,787,951	3,818,205

		14,878,629
ENGINEERING & CONSTRUCTION — 0.54%
Budimex SA	38,902	784,401

		784,401
FOOD — 1.75%
Eurocash SA	183,415	2,546,746

		2,546,746
HOLDING COMPANIES — DIVERSIFIED — 0.78%
Getin Holding SAa,b	1,014,850	834,567
Narodowy Fundusz Inwestycyjny Midas SAa,b	1,368,142	298,584

		1,133,151
INSURANCE — 10.52%
Powszechny Zaklad Ubezpieczen SA	122,293	15,267,043

		15,267,043
IRON & STEEL — 0.29%
Alchemia SAa	259,165	413,956

		413,956
MACHINERY — 0.20%
Rafako SAa	105,470	284,220

		284,220
MANUFACTURING — 0.41%
Kopex SAa,b	107,319	600,808

		600,808
MEDIA — 2.93%
Agora SA	174,972	579,984
Cyfrowy Polsat SAa	545,017	2,611,613
TVN SAb	420,184	1,061,873

		4,253,470
METAL FABRICATE & HARDWARE — 0.29%
Impexmetal SAa,b	413,312	414,403

		414,403
MINING — 12.02%
KGHM Polska Miedz SA	308,656	17,445,583

		17,445,583

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

OIL & GAS — 10.61%
Grupa Lotos SAa	184,875	$2,207,402
Polski Koncern Naftowy Orlen SAa	458,362	6,625,383
Polskie Gornictwo Naftowe i Gazownictwo SAa	4,721,610	6,570,963

		15,403,748
REAL ESTATE — 1.34%
Globe Trade Centre SAab	595,766	1,618,658
LC Corp. SAa	902,592	325,449

		1,944,107
TELECOMMUNICATIONS — 5.40%
Netia SAa,b	967,863	1,466,343
Telekomunikacja Polska SA	1,706,444	6,368,839

		7,835,182

TOTAL COMMON STOCKS
(Cost: $181,597,292)		144,597,828

RIGHTS — 0.07%

BUILDING MATERIALS — 0.06%
Rovese SAa,b	385,493	97,542

		97,542
ENGINEERING & CONSTRUCTION — 0.01%
Polimex-Mostostal SAa,b	1,272,872	7,448

		7,448

TOTAL RIGHTS
(Cost: $184,512)		104,990

SHORT-TERM INVESTMENTS — 5.82%

MONEY MARKET FUNDS — 5.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c],d,e	7,849,745	7,849,745
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	556,475	556,475

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	41,919	$41,919

		8,448,139

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,448,139)		8,448,139

TOTAL INVESTMENTS IN SECURITIES — 105.51%
(Cost: $190,229,943)		153,150,957
Other Assets, Less Liabilities — (5.51)%		(8,004,347)

NET ASSETS — 100.00%		$145,146,610

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

48

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.09%

AGRICULTURE — 6.07%
Bumitama Agri Ltd.[a]	10,000	$8,808
First Resources Ltd.[b]	57,000	99,480
GMG Global Ltd.	382,000	37,873
Indofood Agri Resources Ltd.[b]	60,000	62,436

		208,597
AIRLINES — 0.51%
Tiger Airways Holdings Ltd.[a,b]	30,000	17,453

		17,453
BUILDING MATERIALS — 0.08%
Hong Leong Asia Ltd.	2,000	2,679

		2,679
COMMERCIAL SERVICES — 2.59%
CWT Ltd.	2,000	2,016
Ezion Holdings Ltd.	68,000	80,511
Raffles Education Corp. Ltd.[a]	25,000	6,452

		88,979
COMPUTERS — 0.80%
CSE Global Ltd.[b]	42,000	27,359

		27,359
DISTRIBUTION & WHOLESALE — 0.38%
China Aviation Oil Singapore Corp. Ltd.	2,000	1,541
Tat Hong Holdings Ltd.	10,000	11,471

		13,012
DIVERSIFIED FINANCIAL SERVICES — 1.57%
ARA Asset Management Ltd.[b,c]	35,000	46,458
Asiasons Capital Ltd.[a]	12,000	7,620

		54,078
ELECTRONICS — 3.92%
Venture Corp. Ltd.	21,000	134,557

		134,557
ENGINEERING & CONSTRUCTION — 4.52%
Civmec Ltd.[a]	5,000	4,711
SATS Ltd.	59,000	137,294
United Engineers Ltd.	6,000	13,175

		155,180
ENVIRONMENTAL CONTROL — 2.41%
Hyflux Ltd.[b]	71,000	75,046
Sound Global Ltd.	19,000	7,784

		82,830

Security	Shares	Value

FOOD — 1.56%
China Minzhong Food Corp. Ltd.[a]	27,000	$18,473
Super Group Ltd.	13,000	35,151

		53,624
HEALTH CARE — PRODUCTS — 1.92%
Biosensors International Group Ltd.[a]	69,000	65,865

		65,865
HEALTH CARE — SERVICES — 1.00%
Raffles Medical Group Ltd.	17,000	34,405

		34,405
HOLDING COMPANIES — DIVERSIFIED — 0.80%
Boustead Singapore Ltd.	9,000	7,006
Gallant Venture Ltd.[a]	8,000	1,737
K-Green Trust	19,000	15,879
Tuan Sing Holdings Ltd.	11,000	2,839

		27,461
HOME BUILDERS — 0.10%
Ying Li International Real Estate Ltd.[a]	12,000	3,540

		3,540
HOUSEHOLD PRODUCTS & WARES — 1.66%
OSIM International Ltd.[b]	40,000	57,028

		57,028
LODGING — 2.72%
GuocoLeisure Ltd.	13,000	6,391
Overseas Union Enterprise Ltd.[b]	37,000	78,823
Stamford Land Corp. Ltd.	18,000	8,038

		93,252
MANUFACTURING — 0.08%
Hi-P International Ltd.	4,000	2,688

		2,688
MINING — 3.05%
LionGold Corp. Ltd.[a,b]	71,000	61,957
Midas Holdings Ltd.	137,000	42,656

		104,613
OIL & GAS SERVICES — 0.18%
Swiber Holdings Ltd.[a,b]	13,000	6,338

		6,338

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

REAL ESTATE — 8.82%
Ascendas India Trust	24,000	$14,749
Chip Eng Seng Corp. Ltd.	14,000	5,564
Perennial China Retail Trust[b]	128,000	51,915
Wing Tai Holdings Ltd.	91,800	131,256
Yanlord Land Group Ltd.[a]	72,000	84,952
Yoma Strategic Holdings Ltd.	27,000	14,601

		303,037
REAL ESTATE INVESTMENT TRUSTS — 39.34%
Ascendas Hospitality Trust	6,000	4,474
Ascott Residence Trust	41,000	44,344
Cache Logistics Trust	41,000	39,977
Cambridge Industrial Trust	97,000	51,661
CapitaRetail China Trust	19,000	23,975
CDL Hospitality Trusts	62,000	97,792
Far East Hospitality Trust[a]	28,000	22,598
First REIT	5,000	4,158
Frasers Centrepoint Trust	45,000	73,190
Frasers Commercial Trust	24,000	24,679
Keppel REIT Management Ltd.[b]	117,000	117,916
Lippo Malls Indonesia Retail Trust	289,000	111,295
Mapletree Commercial Trust	94,000	92,040
Mapletree Industrial Trust	120,000	135,196
Mapletree Logistics Trust	120,000	109,140
Parkway Life REIT	24,000	42,083
Sabana Shari’ah Compliant Industrial REIT	8,000	7,276
Starhill Global REIT[b]	84,000	51,965
Suntec REIT	224,000	297,333

		1,351,092
RETAIL — 0.13%
Sheng Siong Group Ltd.	11,000	4,507

		4,507
SHIPBUILDING — 2.85%
COSCO Corp. (Singapore) Ltd.	58,000	42,296
STX OSV Holdings Ltd.	49,000	55,606

		97,902
TELECOMMUNICATIONS — 2.40%
M1 Ltd.	37,000	82,461

		82,461
TRANSPORTATION — 9.63%
Ezra Holdings Ltd.[a]	66,000	57,594
Neptune Orient Lines Ltd.[a]	55,000	49,121
Singapore Post Ltd.	136,000	128,707
SMRT Corp. Ltd.[b]	68,000	95,276

		330,698

TOTAL COMMON STOCKS
(Cost: $2,681,691)		3,403,235

Security	Shares	Value

SHORT-TERM INVESTMENTS — 16.81%

MONEY MARKET FUNDS — 16.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	537,757	$537,757
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	38,122	38,122
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	1,423	1,423

		577,302

TOTAL SHORT-TERM INVESTMENTS
(Cost: $577,302)		577,302

TOTAL INVESTMENTS IN SECURITIES — 115.90%
(Cost: $3,258,993)		3,980,537
Other Assets, Less Liabilities — (15.90)%		(546,205)

NET ASSETS — 100.00%		$3,434,332

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

50

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.75%

ADVERTISING — 1.02%
Aegis Group PLC	8,133	$30,631

		30,631
AEROSPACE & DEFENSE — 1.29%
BBA Aviation PLC	4,490	15,385
Chemring Group PLC	1,631	6,433
Ultra Electronics Holdings PLC	649	16,964

		38,782
AGRICULTURE — 0.41%
Genus PLC	562	12,384

		12,384
AIRLINES — 0.60%
easyJet PLC	1,563	17,923

		17,923
BANKS — 0.14%
Bank of Georgia Holdings PLC	241	4,055

		4,055
BEVERAGES — 0.84%
Britvic PLC	2,275	14,438
Marston’s PLC	5,371	10,777

		25,215
BIOTECHNOLOGY — 0.38%
Abcam PLC	1,705	9,844
Andor Technology Ltd.[a]	245	1,461

		11,305
CHEMICALS — 2.64%
AZ Electronic Materials SA	3,340	19,661
Elementis PLC	4,232	15,057
Filtrona PLC	1,963	18,451
Victrex PLC	752	18,536
Yule Catto & Co. PLC	2,622	7,522

		79,227
COAL — 0.19%
Bumi PLC[a]	729	3,131
New World Resources PLC Class A	588	2,492

		5,623
COMMERCIAL SERVICES — 7.61%
Ashtead Group PLC	5,098	31,309
Berendsen PLC	1,619	15,049
Cape PLC	1,144	3,474
Chime Communications PLC	604	2,130
De La Rue PLC	1,011	15,595
Dignity PLC	515	8,113
Hays PLC	14,208	17,715
Homeserve PLC	2,663	10,230

Security	Shares	Value

Interserve PLC	1,184	$6,905
ITE Group PLC	2,613	8,179
Mears Group PLC	799	4,162
Michael Page International PLC	2,968	16,948
Northgate PLC	1,252	5,162
QinetiQ Group PLC	6,225	19,744
Rentokil Initial PLC	17,612	25,403
RPS Group PLC	2,047	6,965
Savills PLC	1,184	8,490
Speedy Hire PLC	4,842	2,735
SThree PLC	914	4,614
W.S. Atkins PLC	942	11,594
Xchanging PLC[a]	2,021	3,798

		228,314

COMPUTERS — 0.67%
Computacenter PLC	867	5,390
Domino Printing Sciences PLC	943	8,977
SDL PLC	742	5,706

		20,073

COSMETICS & PERSONAL CARE — 0.52%
PZ Cussons PLC	2,702	15,533

		15,533

DISTRIBUTION & WHOLESALE — 1.73%
Diploma PLC	1,065	8,220
Inchcape PLC	4,371	29,954
John Menzies PLC	390	3,753
SIG PLC	5,557	10,055

		51,982

DIVERSIFIED FINANCIAL SERVICES — 7.32%
Ashmore Group PLC	3,508	20,251
Brewin Dolphin Holdings PLC	2,281	6,763
Close Brothers Group PLC	1,430	19,790
F&C Asset Management PLC	4,500	7,089
Henderson Group PLC	10,757	20,636
IG Group Holdings PLC	3,504	23,782
Intermediate Capital Group PLC	4,097	19,127
International Personal Finance PLC	2,741	15,195
Jupiter Fund Management PLC	2,946	13,050
Man Group PLC	16,118	19,839
Paragon Group of Companies PLC	2,965	11,414
Provident Financial PLC	1,312	27,061
Rathbone Brothers PLC	408	8,141
Tullett Prebon PLC	2,029	7,378

		219,516

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

ELECTRIC — 0.08%
XP Power Ltd.[b]	163	$2,512

		2,512
ELECTRONICS — 4.58%
Dialight PLC	311	5,398
Electrocomponents PLC	4,109	13,875
Halma PLC	3,797	26,568
Premier Farnell PLC	3,481	9,768
Renishaw PLC	343	9,950
Rotork PLC	858	34,102
Spectris PLC	1,123	34,610
TT electronics PLC	1,386	3,015

		137,286
ENGINEERING & CONSTRUCTION — 1.25%
Carillion PLC	4,422	20,630
Costain Group PLC	361	1,344
Keller Group PLC	572	5,954
Kier Group PLC	359	6,789
Morgan Sindall Group PLC	346	2,872

		37,589
ENTERTAINMENT — 3.24%
888 Holdings PLC	1,887	3,372
Betfair Group PLC	752	8,858
bwin.party digital entertainment PLC[a]	6,385	11,154
Cineworld Group PLC	1,337	5,239
Ladbrokes PLC	8,552	26,699
Rank Group PLC	915	2,089
Sportingbet PLC	5,582	3,981
William Hill PLC	6,616	35,754

		97,146
ENVIRONMENTAL CONTROL — 0.16%
Shanks Group PLC	3,734	4,820

		4,820
FOOD — 1.96%
Booker Group PLC	14,869	23,627
Dairy Crest Group PLC	1,255	7,508
Devro PLC	1,549	7,609
Greencore Group PLC	3,894	5,679
Greggs PLC	904	6,966
Ocado Group PLC[a]	3,797	4,497
Premier Foods PLC[a]	1,909	2,930

		58,816
FOREST PRODUCTS & PAPER — 2.29%
DS Smith PLC	9,312	32,280
Mondi PLC	3,543	36,426

		68,706

Security	Shares	Value

HEALTH CARE — PRODUCTS — 0.07%
Advanced Medical Solutions Group PLC	1,890	$2,045

		2,045
HEALTH CARE — SERVICES — 0.27%
Synergy Health PLC	520	8,184

		8,184
HOLDING COMPANIES — DIVERSIFIED — 1.67%
Drax Group PLC	3,858	33,450
Lonrho PLC[a]	15,183	2,190
Mitie Group PLC	3,389	14,578

		50,218
HOME BUILDERS — 5.94%
Barratt Developments PLC[a]	9,743	30,464
Bellway PLC	1,139	18,209
Berkeley Group Holdings PLC (The)[a]	1,244	32,736
Bovis Homes Group PLC	1,256	11,192
Galliford Try PLC	769	9,009
Persimmon PLC	2,994	38,435
Redrow PLC[a]	2,661	6,768
Taylor Wimpey PLC	32,010	31,293

		178,106
HOME FURNISHINGS — 0.79%
Howden Joinery Group PLC	5,971	16,058
Pace PLC	2,578	7,569

		23,627
HOUSEHOLD PRODUCTS & WARES — 0.12%
McBride PLC[a]	1,689	3,505

		3,505
INSURANCE — 5.26%
Amlin PLC	4,896	30,319
Beazley PLC	5,289	14,944
Catlin Group Ltd.	3,459	26,764
Chesnara PLC	1,078	3,343
Hiscox Ltd.	3,730	28,742
Jardine Lloyd Thompson Group PLC	1,229	15,147
Lancashire Holdings Ltd.	1,540	19,658
Phoenix Group Holdings	842	6,815
St James’s Place PLC	1,854	11,864

		157,596
INTERNET — 2.21%
ASOS PLC[a]	694	27,539
Blinkx PLC[a]	3,347	3,594
Cupid PLC	339	1,000
Moneysupermarket.com Group PLC	2,396	6,247
Monitise PLC[a]	7,786	3,962
Rightmove PLC	994	23,864

		66,206

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

IRON & STEEL — 0.29%
Ferrexpo PLC	1,956	$6,868
London Mining PLC[a]	951	1,928

		8,796
LEISURE TIME — 0.11%
Thomas Cook Group PLC[a]	8,207	3,420

		3,420
LODGING — 0.39%
Millennium & Copthorne Hotels PLC	1,495	11,656

		11,656
MACHINERY — 0.92%
Spirax-Sarco Engineering PLC	784	27,429

		27,429
MANUFACTURING — 2.31%
Cookson Group PLC	2,782	27,331
Fenner PLC	1,867	11,568
Hill & Smith Holdings PLC	1,020	6,514
Morgan Crucible Co. PLC (The)	2,629	10,268
Senior PLC	4,256	13,532

		69,213
MEDIA — 3.27%
Daily Mail & General Trust PLC Class A NVS	2,823	23,843
Euromoney Institutional Investor PLC	401	5,032
Informa PLC	5,987	40,337
UBM PLC	2,446	28,852

		98,064
METAL FABRICATE & HARDWARE — 0.46%
Bodycote PLC	2,079	13,747

		13,747
MINING — 2.99%
African Barrick Gold PLC	1,204	7,969
African Minerals Ltd.[a]	2,211	8,752
Anglo Pacific Group PLC	921	3,561
Avocet Mining PLC	1,911	2,052
Centamin PLC[a]	8,710	8,194
Gem Diamonds Ltd.[a]	1,039	2,689
Highland Gold Mining Ltd.	856	1,317
Hochschild Mining PLC	1,595	11,925
Lonmin PLC	4,482	18,540
Pan African Resources PLC[a]	10,194	3,553
Patagonia Gold PLC[a]	5,426	1,978
Petra Diamonds Ltd.[a]	3,512	5,989
Petropavlovsk PLC	1,420	7,783
Sirius Minerals PLC[a]	11,449	3,991
West African Minerals Corp.[a]	1,257	1,360

		89,653

Security	Shares	Value

OIL & GAS — 6.36%
Afren PLC[a]	10,802	$23,631
Amerisur Resources PLC[a]	7,699	5,861
Borders & Southern Petroleum PLC[a]	4,589	1,232
Bowleven PLC[a]	3,089	3,515
Cairn Energy PLC[a]	5,940	25,580
Circle Oil PLC[a]	4,206	1,188
EnQuest PLC[a]	6,317	11,541
Essar Energy PLC[a]	3,226	6,189
Falkland Oil & Gas Ltd.[a]	707	354
Faroe Petroleum PLC[a]	1,595	3,502
Gulf Keystone Petroleum Ltd.[a,b]	8,101	25,187
Heritage Oil PLC[a]	1,735	5,280
JKX Oil & Gas PLC[a]	939	1,181
Ophir Energy PLC[a]	2,271	18,125
Premier Oil PLC[a]	5,228	28,177
Rockhopper Exploration PLC[a]	1,915	4,519
RusPetro PLC[a]	533	718
Salamander Energy PLC[a]	2,272	6,627
SOCO International PLC[a]	2,081	12,110
Valiant Petroleum PLC[a]	347	2,475
Xcite Energy Ltd.[a]	2,414	3,675

		190,667
OIL & GAS SERVICES — 2.07%
Hunting PLC	1,221	15,929
John Wood Group PLC	3,337	41,554
Kentz Corp. Ltd.	771	4,595

		62,078
PACKAGING & CONTAINERS — 0.33%
RPC Group PLC	1,598	10,021

		10,021
PHARMACEUTICALS — 1.54%
BTG PLC[a]	3,080	17,622
Hikma Pharmaceuticals PLC	1,299	15,708
United Drug PLC	2,076	8,617
Vectura Group PLC[a]	3,105	4,230

		46,177
REAL ESTATE — 2.03%
Capital & Counties Properties PLC	5,949	22,863
Grainger PLC	3,900	6,969
Helical Bar PLC	939	3,345
Quintain Estates and Development PLC[a]	4,879	4,144
Redefine International PLC	2,108	1,149
Regus PLC	7,142	11,217
St. Modwen Properties PLC	1,407	4,911
UNITE Group PLC	1,505	6,418

		61,016
REAL ESTATE INVESTMENT TRUSTS — 3.71%
Big Yellow Group PLC	1,037	5,739
Derwent London PLC	911	30,149
Great Portland Estates PLC	3,198	24,114

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Hansteen Holdings PLC	6,362	$7,917
London & Stamford Property PLC	4,643	7,969
Metric Property Investments PLC	1,768	2,834
Primary Health Properties PLC	679	3,809
Shaftesbury PLC	2,541	22,581
Workspace Group PLC	1,313	6,185

		111,297
RETAIL — 8.20%
Carpetright PLC[a]	452	5,071
Darty PLC	4,981	3,812
Debenhams PLC	12,123	22,907
Dixons Retail PLC[a]	33,968	14,965
Domino’s Pizza Group PLC	1,269	10,301
Dunelm Group PLC	895	8,828
Enterprise Inns PLC[a]	4,744	6,539
Greene King PLC	2,090	20,499
Halfords Group PLC	1,922	10,510
Home Retail Group PLC	7,712	13,806
JD Wetherspoon PLC	990	8,631
Lookers PLC	2,164	2,670
Majestic Wine PLC	596	4,676
Mitchells & Butlers PLC[a]	2,111	10,461
Mothercare PLC	708	3,503
N Brown Group PLC	1,471	8,456
Pendragon PLC[a]	12,603	2,828
Restaurant Group PLC (The)	1,883	11,567
Spirit Pub Co. PLC	6,187	6,148
Sports Direct International PLC[a]	1,630	9,950
SuperGroup PLC[a]	301	2,943
Travis Perkins PLC	2,444	43,634
WH Smith PLC	1,278	13,313

		246,018
SEMICONDUCTORS — 0.91%
CSR PLC	2,170	11,654
Imagination Technologies Group PLC[a]	1,889	12,303
IQE PLC[a]	4,433	1,847
Nanoco Group PLC[a]	1,325	1,572

		27,376
SOFTWARE — 2.00%
AVEVA Group PLC	640	20,996
Fidessa Group PLC	375	8,522
Innovation Group PLC[a]	8,243	2,973
Kofax PLC[a]	749	3,457
Micro Focus International PLC	1,415	12,994
Playtech Ltd.	1,636	11,012

		59,954
TELECOMMUNICATIONS — 3.46%
Avanti Communications Group PLC[a]	990	3,816
Cable & Wireless Communications PLC	26,338	14,647
COLT Group SAa	3,745	6,032
Kcom Group PLC	4,861	5,329
Laird PLC	2,504	8,933
Spirent Communications PLC	6,348	15,321
TalkTalk Telecom Group PLC	4,739	16,663
Telecity Group PLC	1,938	26,618
Telecom plus PLC	460	6,451

		103,810

Security	Shares	Value

TRANSPORTATION — 1.99%
Clarkson PLC	98	$1,916
FirstGroup PLC	4,104	12,273
Go-Ahead Group PLC (The)	364	7,187
Hargreaves Services PLC	254	3,179
National Express Group PLC	4,088	11,400
Stagecoach Group PLC	4,076	19,107
Stobart Group Ltd.	2,786	4,537

		59,599
WATER — 1.16%
Pennon Group PLC	3,505	34,771

		34,771

TOTAL COMMON STOCKS
(Cost: $2,555,383)		2,991,687

SHORT-TERM INVESTMENTS — 0.89%

MONEY MARKET FUNDS — 0.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	24,157	24,157
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	1,712	1,712
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	639	639

		26,508

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,508)		26,508

TOTAL INVESTMENTS IN SECURITIES — 100.64%
(Cost: $2,581,891)		3,018,195
Other Assets, Less Liabilities — (0.64)%		(19,114)

NET ASSETS — 100.00%		$2,999,081

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

54

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	iShares MSCI Index Fund
All Peru Capped	India
Australia Small Cap	India Small Cap
Brazil Small Cap	Indonesia Investable Market
Canada Small Cap	Ireland Capped Investable Market
China	New Zealand Investable Market
China Small Cap	Norway Capped Investable Market

iShares MSCI Index Fund	iShares MSCI Index Fund
Denmark Capped Investment Market	Poland Investable Market
Emerging Markets Latin America	Singapore Small Cap
Finland Capped Investable Market	United Kingdom Small Cap
Germany Small Cap
Hong Kong Small Cap
Philippines Investable Market

Each of the iShares MSCI India and iShares MSCI India Small Cap Index Funds carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

55

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

56

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
All Peru Capped
Assets:
Common Stocks	$396,666,272	$—	$—		$396,666,272
Short-Term Investments	4,318,486	—	—		4,318,486

	$400,984,758	$—	$—		$400,984,758

Australia Small Cap
Assets:
Common Stocks	$1,178,938	$2,760	$0	[a]	$1,181,698
Investment Companies	18,837	—	—		18,837
Preferred Stocks	4,632	—	0	[a]	4,632
Rights	—	67	—		67
Short-Term Investments	62,603	—	—		62,603

	$1,265,010	$2,827	$0	[a]	$1,267,837

Brazil Small Cap
Assets:
Common Stocks	$42,167,453	$—	$—		$42,167,453
Preferred Stocks	7,278,688	—	—		7,278,688
Rights	27,851	—	—		27,851
Short-Term Investments	8,205	—	—		8,205

	$49,482,197	$—	$—		$49,482,197

Canada Small Cap
Assets:
Common Stocks	$4,696,581	$—	$0	[a]	$4,696,581
Short-Term Investments	165,704	—	—		165,704

	$4,862,285	$—	$0	[a]	$4,862,285

China
Assets:
Common Stocks	$747,730,973	$801,027	$—		$748,532,000
Rights	—	69,406	—		69,406
Short-Term Investments	36,864,455	—	—		36,864,455

	$784,595,428	$870,433	$—		$785,465,861

China Small Cap
Assets:
Common Stocks	$16,388,359	$91,731	$169,821		$16,649,911
Rights	—	1,449	—		1,449
Short-Term Investments	5,084,305	—	—		5,084,305

	$21,472,664	$93,180	$169,821		$21,735,665

Denmark Capped Investable Market
Assets:
Common Stocks	$3,058,186	$—	$—		$3,058,186
Short-Term Investments	91,776	—	—		91,776

	$3,149,962	$—	$—		$3,149,962

Emerging Markets Latin America
Assets:
Common Stocks	$3,347,676	$—	$—		$3,347,676
Preferred Stocks	1,493,360	—	—		1,493,360
Rights	—	79	—		79
Short-Term Investments	7,362	—	—		7,362

	$4,848,398	$79	$—		$4,848,477

57

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

Finland Capped Investable Market
Assets:
Common Stocks	$2,471,264	$—		$—	$2,471,264
Short-Term Investments	268,131	—		—	268,131

	$2,739,395	$—		$—	$2,739,395

Germany Small Cap
Assets:
Common Stocks	$8,352,260	$—		$—	$8,352,260
Preferred Stocks	566,391	—		—	566,391
Rights	—	0	[a]	—	0	[a]
Short-Term Investments	363,778	—		—	363,778

	$9,282,429	$0	[a]	$—	$9,282,429

Hong Kong Small Cap
Assets:
Common Stocks	$1,465,635	$—		$—	$1,465,635
Short-Term Investments	338,951	—		—	338,951

	$1,804,586	$—		$—	$1,804,586

India
Assets:
Common Stocks	$25,790,744	$—		$—	$25,790,744

India Small Cap
Assets:
Common Stocks	$5,112,220	$—		$—	$5,112,220

Indonesia Investable Market
Assets:
Common Stocks	$357,847,445	$—		$308,564	$358,156,009
Short-Term Investments	454,151	—		—	454,151

	$358,301,596	$—		$308,564	$358,610,160

Ireland Capped Investable Market
Assets:
Common Stocks	$12,677,753	$—		$—	$12,677,753
Short-Term Investments	1,329	—		—	1,329

	$12,679,082	$—		$—	$12,679,082

New Zealand Investable Market
Assets:
Common Stocks	$149,311,255	$—		$—	$149,311,255
Short-Term Investments	1,923,746	—		—	1,923,746

	$151,235,001	$—		$—	$151,235,001

Norway Capped Investable Market
Assets:
Common Stocks	$8,450,110	$—		$—	$8,450,110
Short-Term Investments	190,071	—		—	190,071

	$8,640,181	$—		$—	$8,640,181

58

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Philippines Investable Market
Assets:
Common Stocks	$172,334,362	$—	$—	$172,334,362
Short-Term Investments	114,958	—	—	114,958

	$172,449,320	$—	$—	$172,449,320

Poland Investable Market
Assets:
Common Stocks	$144,597,828	$—	$—	$144,597,828
Rights	97,542	7,448	—	104,990
Short-Term Investments	8,448,139	—	—	8,448,139

	$153,143,509	$7,448	$—	$153,150,957

Singapore Small Cap
Assets:
Common Stocks	$3,403,235	$—	$—	$3,403,235
Short-Term Investments	577,302	—	—	577,302

	$3,980,537	$—	$—	$3,980,537

United Kingdom Small Cap
Assets:
Common Stocks	$2,991,687	$—	$—	$2,991,687
Short-Term Investments	26,508	—	—	26,508

	$3,018,195	$—	$—	$3,018,195

[a]	Rounds to less than $1.

The following table includes a rollforward for the period ended November 30, 2012 of investments whose value are classified as Level 3 as of the beginning or ended of the period.

iShares MSCI China Small Cap Index Fund	Common Stocks
Balance at beginning of period	$183,765
Realized gain (loss) and change in unrealized appreciation/depreciation	(69,100)
Purchases	—
Sales	—
Transfers ina	55,156 [b]
Transfers out	—

Balance at end of period	$169,821

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(69,100)

[a]	Represents the value as of the beginning of the reporting period.
[b]	Transfer in to Level 3 are due to the suspension of trading of equity securities.

59

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the valuation techniques used and unobservable inputs developed by the Global Valuation Committee to determine the fair value of certain of the iShares MSCI China Small Cap Index Level 3 investments as of November 30, 2012:

	Value	Valuation Techniques	Unobservable Inputs[a]	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs[b]
Assets:
Common Stock	$169,821	Last Trade With Adjustment	Discount Rate	25% -75%	45.40%

[a]	A change to the unobservable input may result in a significant change to the value of the investments as presented in the following table.
[b]	Unobservable inputs are weighted based on the fair value of the investments included in the range.

A significant change in unobservable inputs would have the following impact on Level 3 valuations:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Rate	Decrease	Increase

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Peru Capped	$439,835,014	$25,118,708	$(63,968,964)	$(38,850,256)
Australia Small Cap	1,340,386	126,288	(198,837)	(72,549)
Brazil Small Cap	54,250,449	4,925,432	(9,693,684)	(4,768,252)
Canada Small Cap	5,194,109	370,705	(702,529)	(331,824)
China	769,986,537	33,488,719	(18,009,395)	15,479,324
China Small Cap	26,287,262	1,562,415	(6,114,012)	(4,551,597)
Denmark Capped Investable Market	3,180,619	82,253	(112,910)	(30,657)
Emerging Markets Latin America	5,271,693	359,301	(782,517)	(423,216)
Finland Capped Investable Market	2,791,815	265,789	(318,209)	(52,420)
Germany Small Cap	8,845,368	640,439	(203,378)	437,061
Hong Kong Small Cap	1,710,395	256,732	(162,541)	94,191
India	24,685,764	2,038,224	(933,244)	1,104,980
India Small Cap	5,039,280	572,612	(499,672)	72,940
Indonesia Investable Market	380,436,490	22,335,375	(44,161,705)	(21,826,330)
Ireland Capped Investable Market	11,485,578	1,629,280	(435,776)	1,193,504
New Zealand Investable Market	140,654,229	12,856,277	(2,275,505)	10,580,772
Norway Capped Investable Market	8,295,729	558,767	(214,315)	344,452
Philippines Investable Market	150,669,475	23,890,942	(2,111,097)	21,779,845
Poland Investable Market	193,742,029	899,441	(41,490,513)	(40,591,072)
Singapore Small Cap	3,596,758	740,291	(356,512)	383,779
United Kingdom Small Cap	2,601,239	533,065	(116,109)	416,956

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Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI Emerging Markets Latin America Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of November 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

61

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	January 28, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 28, 2013